UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number: 811-07538

LORD ABBETT SECURITIES TRUST

(Exact name of Registrant as specified in charter)

90 Hudson Street, Jersey City, NJ 07302

(Address of principal executive offices) (Zip code)

Brooke A. Fapohunda, Esq., Vice President & Assistant Secretary

90 Hudson Street, Jersey City, NJ 07302

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 201-6984

Date of fiscal year end: 10/31

Date of reporting period: 7/31/2017

Item 1: Schedule of Investments.

Schedule of Investments (unaudited)

LORD ABBETT SECURITIES TRUST - ALPHA STRATEGY FUND July 31, 2017

Investments	Shares	Fair Value (000)
INVESTMENTS IN UNDERLYING FUNDS(a) 100.10%

Lord Abbett Developing Growth Fund, Inc. - Class I*(b)	9,415,647	$221,739
Lord Abbett Securities Trust - International Opportunities Fund - Class I(c)	11,165,436	225,095
Lord Abbett Securities Trust - Micro-Cap Growth Fund - Class I*(c)	6,121,136	112,200
Lord Abbett Securities Trust - Micro-Cap Value Fund - Class I*(c)	3,196,731	111,470
Lord Abbett Research Fund, Inc. - Small-Cap Value Fund - Class I*(c)	8,639,730	221,004
Lord Abbett Securities Trust - Value Opportunities Fund - Class I(c)	10,641,103	221,335
Total Investments in Underlying Funds 100.10% (cost $1,024,145,921)		1,112,843
Liabilities in Excess of Cash and Other Assets (0.10)%		(1,082)
Net Assets 100.00%		$1,111,761

*	Non-income producing security.
(a)	Affiliated issuers (See Note 5).
(b)	Fund investment objective is long-term growth of capital through a diversified and actively managed portfolio consisting of developing growth companies, many of which are traded over the counter.
(c)	Fund investment objective is long-term capital appreciation.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(concluded)

LORD ABBETT SECURITIES TRUST - ALPHA STRATEGY FUND July 31, 2017

The following is a summary of the inputs used as of July 31, 2017 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)(3)	Level 1 (000)	Level 2 (000)	Level 3 (000)	Total (000)
Investments in Underlying Funds	$1,112,843	$—	$—	$1,112,843
Total	$1,112,843	$—	$—	$1,112,843

(1)	Refer to Note 2(i) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each investment strategy of Underlying Funds.
(3)	There were no Level 1/Level 2 transfers during the period ended July 31, 2017.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

LORD ABBETT SECURITIES TRUST - FUNDAMENTAL EQUITY FUND July 31, 2017

Investments	Shares	Fair Value (000)
COMMON STOCKS 98.22%

Aerospace & Defense 1.97%

General Dynamics Corp.	270,245	$53,057

Airlines 0.81%

Delta Air Lines, Inc.	444,948	21,963

Banks 16.04%

Bank of America Corp.	2,903,910	70,042
Citigroup, Inc.	1,150,957	78,783
Citizens Financial Group, Inc.	1,114,474	39,096
Comerica, Inc.	377,322	27,284
East West Bancorp, Inc.	716,836	40,845
JPMorgan Chase & Co.	1,197,443	109,925
Signature Bank*	197,651	27,391
Webster Financial Corp.	428,004	22,226
Wells Fargo & Co.	307,151	16,568
Total		432,160

Beverages 2.41%

Coca-Cola Co. (The)	561,830	25,754
PepsiCo, Inc.	335,800	39,158
Total		64,912

Biotechnology 0.37%

Celgene Corp.*	74,474	10,084

Building Products 1.08%

Johnson Controls International plc	748,119	29,139

Capital Markets 2.94%

Charles Schwab Corp. (The)	614,653	26,369
Goldman Sachs Group, Inc. (The)	95,116	21,432
Invesco Ltd.	900,493	31,310
Total		79,111

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SECURITIES TRUST - FUNDAMENTAL EQUITY FUND July 31, 2017

Investments	Shares	Fair Value (000)
Chemicals 2.08%

Dow Chemical Co. (The)	874,032	$56,148

Communications Equipment 1.24%

Cisco Systems, Inc.	1,062,948	33,430

Consumer Finance 0.53%

Discover Financial Services	234,113	14,267

Containers & Packaging 0.79%

Packaging Corp. of America	193,546	21,189

Diversified Telecommunication Services 2.37%

AT&T, Inc.	1,635,582	63,788

Electric: Utilities 4.15%

Duke Energy Corp.	518,122	44,103
NextEra Energy, Inc.	462,951	67,632
Total		111,735

Electrical Equipment 0.91%

AMETEK, Inc.	398,557	24,543

Electronic Equipment, Instruments & Components 0.91%

Corning, Inc.	844,981	24,623

Energy Equipment & Services 1.02%

Halliburton Co.	645,591	27,399

Equity Real Estate Investment Trusts 2.81%

Boston Properties, Inc.	237,417	28,706
Prologis, Inc.	405,473	24,657
Vornado Realty Trust	280,300	22,242
Total		75,605

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SECURITIES TRUST - FUNDAMENTAL EQUITY FUND July 31, 2017

Investments	Shares	Fair Value (000)
Food & Staples Retailing 0.72%

CVS Health Corp.	102,893	$8,224
Wal-Mart Stores, Inc.	139,182	11,133
Total		19,357

Food Products 2.05%

Kraft Heinz Co. (The)	186,378	16,300
Mondelez International, Inc. Class A	884,253	38,925
Total		55,225

Health Care Equipment & Supplies 3.02%

Abbott Laboratories	1,044,500	51,369
Baxter International, Inc.	131,189	7,934
Boston Scientific Corp.*	827,918	22,039
Total		81,342

Health Care Providers & Services 3.38%

Aetna, Inc.	294,981	45,518
Envision Healthcare Corp.*	153,141	8,642
UnitedHealth Group, Inc.	192,107	36,848
Total		91,008

Hotels, Restaurants & Leisure 2.67%

Carnival Corp.	624,565	41,708
Yum! Brands, Inc.	400,223	30,209
Total		71,917

Household Durables 0.81%

Lennar Corp. Class A	415,608	21,794

Household Products 1.87%

Clorox Co. (The)	121,625	16,236
Colgate-Palmolive Co.	270,097	19,501
Procter & Gamble Co. (The)	160,501	14,576
Total		50,313

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SECURITIES TRUST - FUNDAMENTAL EQUITY FUND July 31, 2017

Investments	Shares	Fair Value (000)
Industrial Conglomerates 1.95%

General Electric Co.	752,415	$19,270
Honeywell International, Inc.	244,823	33,325
Total		52,595

Information Technology Services 1.51%

Fidelity National Information Services, Inc.	321,045	29,286
Global Payments, Inc.	120,591	11,380
Total		40,666

Insurance 5.81%

Allstate Corp. (The)	580,300	52,807
American International Group, Inc.	389,465	25,490
Chubb Ltd. (Switzerland)(a)	315,121	46,153
Hartford Financial Services Group, Inc. (The)	586,566	32,261
Total		156,711

Internet Software & Services 0.48%

Alphabet, Inc. Class A*	13,682	12,936

Life Sciences Tools & Services 1.35%

Thermo Fisher Scientific, Inc.	207,302	36,388

Machinery 2.01%

Caterpillar, Inc.	39,147	4,461
Dover Corp.	244,919	20,573
ITT, Inc.	241,136	9,887
PACCAR, Inc.	280,906	19,228
Total		54,149

Media 2.46%

Comcast Corp. Class A	826,198	33,420
Walt Disney Co. (The)	299,791	32,956
Total		66,376

Metals & Mining 0.64%

Reliance Steel & Aluminum Co.	240,129	17,376

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SECURITIES TRUST - FUNDAMENTAL EQUITY FUND July 31, 2017

Investments	Shares	Fair Value (000)
Multi-Utilities 1.05%

Sempra Energy	250,932	$28,358

Oil, Gas & Consumable Fuels 8.19%

Chevron Corp.	699,530	76,382
ConocoPhillips	622,400	28,238
Devon Energy Corp.	658,593	21,938
EOG Resources, Inc.	427,836	40,704
Exxon Mobil Corp.	667,876	53,457
Total		220,719

Pharmaceuticals 7.69%

Allergan plc	107,876	27,220
Johnson & Johnson	657,203	87,224
Merck & Co., Inc.	741,579	47,372
Novartis AG ADR	326,123	27,786
Pfizer, Inc.	531,600	17,628
Total		207,230

Road & Rail 0.83%

CSX Corp.	452,690	22,336

Semiconductors & Semiconductor Equipment 1.30%

Broadcom Ltd.	63,085	15,561
Intel Corp.	279,878	9,927
Microchip Technology, Inc.	119,553	9,569
Total		35,057

Software 3.37%

Microsoft Corp.	481,400	34,998
Oracle Corp.	1,116,300	55,737
Total		90,735

Specialty Retail 0.93%

Burlington Stores, Inc.*	75,103	6,536
Lowe’s Cos., Inc.	240,513	18,616
Total		25,152

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SECURITIES TRUST - FUNDAMENTAL EQUITY FUND July 31, 2017

Investments	Shares	Fair Value (000)
Technology Hardware, Storage & Peripherals 0.97%

Apple, Inc.	176,212	$26,208

Tobacco 0.73%

Altria Group, Inc.	124,843	8,111
Philip Morris International, Inc.	98,262	11,468
Total		19,579
Total Common Stocks (cost $2,174,822,755)		2,646,680

	Principal Amount (000)
SHORT-TERM INVESTMENT 1.67%

Repurchase Agreement

Repurchase Agreement dated 7/31/2017, 0.12% due 8/1/2017 with Fixed Income Clearing Corp. collateralized by $20,210,000 of U.S. Treasury Note at 1.875% due 7/31/2022; $25,695,000 of U.S. Treasury Note at 1.75% due 5/31/2022; value: $45,923,479; proceeds: $45,021,726 (cost $45,021,576)	$45,022	45,022
Total Investments in Securities 99.89% (cost $2,219,844,331)		2,691,702
Other Assets in Excess of Liabilities 0.11%		3,052
Net Assets 100.00%		$2,694,754

ADR	American Depositary Receipt.
*	Non-income producing security.
(a)	Foreign security traded in U.S. dollars.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(concluded)

LORD ABBETT SECURITIES TRUST - FUNDAMENTAL EQUITY FUND July 31, 2017

The following is a summary of the inputs used as of July 31, 2017 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)(3)	Level 1 (000)	Level 2 (000)	Level 3 (000)	Total (000)
Common Stocks	$2,646,680	$—	$—	$2,646,680
Repurchase Agreement	—	45,022	—	45,022
Total	$2,646,680	$45,022	$—	$2,691,702

(1)	Refer to Note 2(i) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography.
(3)	There were no Level 1/Level 2 transfers during the period ended July 31, 2017.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

LORD ABBETT SECURITIES TRUST - GLOBAL CORE EQUITY FUND July 31, 2017

Investments	Shares	U.S. $ Fair Value (000)
COMMON STOCKS 97.52%

Australia 0.84%

Equity Real Estate Investment Trusts
Mirvac Group	18,815	$33

Austria 1.19%

Banks
Erste Group Bank AG *	1,136	47

Canada 0.56%

Auto Components
Linamar Corp.	400	22

China 1.34%

Internet Software & Services 0.61%
Alibaba Group Holding Ltd. ADR *	154	24
Oil, Gas & Consumable Fuels 0.73%
China Petroleum & Chemical Corp. H Shares	38,000	29
Total China		53

Denmark 1.16%

Banks
Danske Bank A/S	1,130	46

France 5.59%

Automobiles 0.65%
Renault SA	284	26
Banks 2.81%
BNP Paribas SA	769	60
Societe Generale SA	878	51
		111
Construction & Engineering 1.65%
Eiffage SA	150	14
Vinci SA	565	51
		65
Electrical Equipment 0.48%
Legrand SA	267	19
Total France		221

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SECURITIES TRUST - GLOBAL CORE EQUITY FUND July 31, 2017

Investments	Shares	U.S. $ Fair Value (000)
Germany 4.91%

Auto Components 0.96%
Hella KGaA Hueck & Co.	716	$38
Hotels, Restaurants & Leisure 0.96%
TUI AG	2,425	38
Industrial Conglomerates 0.66%
Siemens AG Registered Shares	189	26
Insurance 0.94%
Allianz SE Registered Shares	176	37
Multi-Utilities 1.39%
RWE AG *	2,610	55
Total Germany		194

India 0.71%

Banks
ICICI Bank Ltd. ADR	3,055	28

Ireland 1.65%

Banks
Allied Irish Banks plc	4,800	28
Bank of Ireland Group plc *	4,412	37
		65
Total Ireland		65

Italy 2.84%

Banks 1.49%
UniCredit SpA *	2,989	59
Diversified Telecommunication Services 1.35%
Telecom Italia SpA *	52,029	53
Total Italy		112

Japan 8.07%

Banks 1.32%
Fukuoka Financial Group, Inc.	6,000	28
Mitsubishi UFJ Financial Group, Inc.	3,800	24
		52

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SECURITIES TRUST - GLOBAL CORE EQUITY FUND July 31, 2017

Investments	Shares	U.S. $ Fair Value (000)
Japan (continued)

Beverages 1.34%
Asahi Group Holdings Ltd.	1,300	$53
Chemicals 0.91%
Mitsubishi Chemical Holdings Corp.	4,300	36
Food Products 0.71%
Yamazaki Baking Co., Ltd.	1,400	28
Machinery 2.15%
Komatsu Ltd.	2,200	59
Makino Milling Machine Co., Ltd.	3,000	26
		85
Semiconductors & Semiconductor Equipment 0.78%
Rohm Co., Ltd.	400	31
Software 0.86%
Nintendo Co., Ltd.	100	34
Total Japan		319

Netherlands 0.89%

Oil, Gas & Consumable Fuels
Royal Dutch Shell plc B Shares	1,242	35

Norway 0.94%

Banks 0.23%
Sparebank 1 Oestlandet *	868	9
Metals & Mining 0.71%
Norsk Hydro ASA	4,316	28
Total Norway		37

Portugal 0.46%

Oil, Gas & Consumable Fuels
Galp Energia SGPS SA	1,153	18

Singapore 0.43%

Food Products
Wilmar International Ltd.	6,700	17

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SECURITIES TRUST - GLOBAL CORE EQUITY FUND July 31, 2017

Investments	Shares	U.S. $ Fair Value (000)
South Korea 1.85%

Diversified Telecommunication Services 0.48%
KT Corp. ADR	1,046	$19
Technology Hardware, Storage & Peripherals 1.37%
Samsung Electronics Co., Ltd.	25	54
Total South Korea		73

Spain 3.09%

Banks 1.31%
Banco Bilbao Vizcaya Argentaria SA	5,717	52
Electric: Utilities 0.84%
Iberdrola SA	4,168	33
Oil, Gas & Consumable Fuels 0.94%
Repsol SA	2,215	37
Total Spain		122

Switzerland 1.52%

Insurance 0.51%
Swiss Life Holding AG Registered Shares *	56	20
Pharmaceuticals 1.01%
Roche Holding AG	157	40
Total Switzerland		60

Taiwan 1.37%

Electronic Equipment, Instruments & Components
Hon Hai Precision Industry Co., Ltd.	14,000	54

United Kingdom 6.33%

Auto Components 0.71%
GKN plc	6,608	28
Banks 0.46%
Royal Bank of Scotland Group plc *	5,570	18
Beverages 1.14%
Coca-Cola European Partners plc	1,052	45
Capital Markets 0.68%
OM Asset Management plc	1,783	27
Hotels, Restaurants & Leisure 1.14%
Compass Group plc	2,125	45

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SECURITIES TRUST - GLOBAL CORE EQUITY FUND July 31, 2017

Investments	Shares	U.S. $ Fair Value (000)
United Kingdom (continued)

Insurance 1.11%
XL Group Ltd.	980	$44
Tobacco 1.09%
British American Tobacco plc	690	43
Total United Kingdom		250

United States 51.78%

Airlines 0.38%
JetBlue Airways Corp. *	669	15
Auto Components 0.33%
Cooper-Standard Holdings, Inc. *	126	13
Banks 4.68%
Citigroup, Inc.	873	60
Comerica, Inc.	645	47
East West Bancorp, Inc.	307	17
JPMorgan Chase & Co.	670	61
		185
Beverages 1.87%
Coca-Cola Co. (The)	1,614	74
Biotechnology 2.89%
AbbVie, Inc.	537	37
Alexion Pharmaceuticals, Inc. *	369	51
Biogen, Inc. *	89	26
		114
Building Products 1.16%
A.O. Smith Corp.	305	16
Owens Corning	215	15
Ply Gem Holdings, Inc. *	854	15
		46
Capital Markets 0.71%
E*TRADE Financial Corp. *	680	28
Chemicals 1.16%
Dow Chemical Co. (The)	718	46
Containers & Packaging 2.28%
Owens-Illinois, Inc. *	2,409	58
Packaging Corp. of America	294	32
		90
Diversified Financial Services 1.29%
Leucadia National Corp.	1,953	51

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SECURITIES TRUST - GLOBAL CORE EQUITY FUND July 31, 2017

Investments	Shares	U.S. $ Fair Value (000)
United States (continued)

Electric: Utilities 0.99%
Great Plains Energy, Inc.	1,269	$39
Energy Equipment & Services 1.44%
Halliburton Co.	451	19
Schlumberger Ltd.	557	38
		57
Food & Staples Retailing 1.06%
Kroger Co. (The)	1,706	42
Food Products 1.62%
Mondelez International, Inc. Class A	1,460	64
Health Care Equipment & Supplies 1.75%
Boston Scientific Corp. *	1,496	40
Intuitive Surgical, Inc. *	31	29
		69
Health Care Providers & Services 4.25%
Aetna, Inc.	256	40
Envision Healthcare Corp. *	376	21
Humana, Inc.	191	44
UnitedHealth Group, Inc.	328	63
		168
Household Durables 0.81%
Newell Brands, Inc.	612	32
Information Technology Services 2.61%
First Data Corp. Class A *	2,191	41
Global Payments, Inc.	303	28
PayPal Holdings, Inc. *	582	34
		103
Internet & Direct Marketing Retail 1.50%
Amazon.com, Inc. *	60	59
Internet Software & Services 2.48%
Alphabet, Inc. Class A *	86	82
Facebook, Inc. Class A *	96	16
		98
Life Sciences Tools & Services 0.53%
Agilent Technologies, Inc.	353	21
Machinery 1.49%
Dover Corp.	287	24
Parker-Hannifin Corp.	213	35
		59

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SECURITIES TRUST - GLOBAL CORE EQUITY FUND July 31, 2017

Investments	Shares	U.S. $ Fair Value (000)
United States (continued)

Multi-Utilities 1.24%
Sempra Energy	433	$49
Personal Products 1.09%
Edgewell Personal Care Co. *	595	43
Real Estate Management & Development 1.34%
CBRE Group, Inc. Class A *	756	29
Redfin Corp. *	1,000	24
		53
Semiconductors & Semiconductor Equipment 4.63%
Applied Materials, Inc.	1,305	58
Intel Corp.	1,465	52
Lam Research Corp.	226	36
Micron Technology, Inc. *	1,307	37
		183
Software 0.38%
Microsoft Corp.	201	15
Specialty Retail 0.78%
Lowe’s Cos., Inc.	395	31
Technology Hardware, Storage & Peripheral 2.23%
Apple, Inc.	594	88
Technology Hardware, Storage & Peripherals 0.53%
NCR Corp. *	568	21
Tobacco 1.87%
Altria Group, Inc.	1,133	74
Trading Companies & Distributors 0.41%
United Rentals, Inc. *	133	16
Total United States		2,046
Total Investments in Common Stock 97.52% (cost $3,504,579)		3,852
Cash, Foreign Cash and Other Assets in Excess of Liabilities(a) 2.48%		99
Net Assets 100.00%		$3,951

ADR	American Depositary Receipt.
*	Non-income producing security.
(a)	Cash, Foreign Cash and Other Assets in Excess of Liabilities include net unrealized appreciation/depreciation on forward foreign currency exchange contracts as follows:

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(concluded)

LORD ABBETT SECURITIES TRUST - GLOBAL CORE EQUITY FUND July 31, 2017

Open Forward Foreign Currency Exchange Contracts at July 31, 2017:

Forward Foreign Currency Exchange Contracts	Transaction Type	Counterparty	Expiration Date	Foreign Currency	U.S. $ Cost on Origination Date	U.S. $ Current Value	Unrealized Appreciation
Australian dollar	Buy	Goldman Sachs	9/11/2017	10,000	$7,324	$7,996	$672
Australian dollar	Buy	Goldman Sachs	9/11/2017	47,000	34,802	37,582	2,780
Brazilian real	Buy	Bank of America	9/22/2017	50,420	15,813	16,022	209
British pound	Buy	Goldman Sachs	9/5/2017	35,000	46,023	46,230	207
Canadian dollar	Buy	Goldman Sachs	9/25/2017	78,300	57,838	62,851	5,013
South African rand	Buy	Bank of America	9/26/2017	124,600	9,216	9,370	154
Swiss franc	Buy	Morgan Stanley	12/4/2017	19,000	19,742	19,808	66
Unrealized Appreciation on Forward Foreign Currency Exchange Contracts							$9,101

Forward Foreign Currency Exchange Contracts	Transaction Type	Counterparty	Expiration Date	Foreign Currency	U.S. $ Cost on Origination Date	U.S. $ Current Value	Unrealized Depreciation
Australian dollar	Sell	Goldman Sachs	9/11/2017	10,000	$7,422	$7,996	$(574)
British pound	Sell	Bank of America	9/5/2017	21,000	27,271	27,738	(467)
British pound	Sell	Goldman Sachs	9/5/2017	14,000	18,101	18,492	(391)
euro	Sell	Goldman Sachs	10/19/2017	177,000	198,578	210,409	(11,831)
euro	Sell	Goldman Sachs	10/19/2017	23,000	27,129	27,341	(212)
Unrealized Depreciation on Forward Foreign Currency Exchange Contracts							$(13,475)

The following is a summary of the inputs used as of July 31, 2017 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)(3)	Level 1 (000)	Level 2 (000)	Level 3 (000)	Total (000)
Common Stocks	$3,852	$—	$—	$3,852
Total	$3,852	$—	$—	$3,852
Other Financial Instruments
Forward Foreign Currency Exchange Contracts
Assets	$—	$9	$—	$9
Liabilities	—	(13)	—	(13)
Total	$—	$(4)	$—	$(4)

(1)	Refer to Note 2(i) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography.
(3)	There were no Level 1/Level 2 transfers during the period ended July 31, 2017.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

LORD ABBETT SECURITIES TRUST - GROWTH LEADERS FUND July 31, 2017

Investments	Shares	Fair Value (000)
COMMON STOCKS 97.97%

Aerospace & Defense 2.62%

Boeing Co. (The)	151,465	$36,724
General Dynamics Corp.	142,343	27,946
Total		64,670

Automobiles 1.18%

Tesla, Inc.*	90,296	29,208

Banks 4.11%

Citizens Financial Group, Inc.	380,424	13,345
Comerica, Inc.	185,343	13,402
First Republic Bank	272,653	27,356
M&T Bank Corp.	74,380	12,135
SVB Financial Group*	197,743	35,285
Total		101,523

Beverages 1.75%

Constellation Brands, Inc. Class A	165,573	32,013
PepsiCo, Inc.	96,319	11,232
Total		43,245

Biotechnology 9.03%

Celgene Corp.*	253,133	34,277
Clovis Oncology, Inc.*	128,211	10,874
Exact Sciences Corp.*	714,238	27,712
Exelixis, Inc.*	752,464	20,399
Incyte Corp.*	144,412	19,249
Regeneron Pharmaceuticals, Inc.*	74,808	36,777
TESARO, Inc.*	110,357	14,088
Vertex Pharmaceuticals, Inc.*	394,884	59,951
Total		223,327

Building Products 0.93%

A.O. Smith Corp.	430,297	23,042

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SECURITIES TRUST - GROWTH LEADERS FUND July 31, 2017

Investments	Shares	Fair Value (000)
Capital Markets 2.40%

Charles Schwab Corp. (The)	637,480	$27,348
E*TRADE Financial Corp.*	471,081	19,315
MarketAxess Holdings, Inc.	62,316	12,643
Total		59,306

Chemicals 1.69%

Albemarle Corp.	209,387	24,247
Sherwin-Williams Co. (The)	51,853	17,489
Total		41,736

Communications Equipment 0.97%

Arista Networks, Inc.*	161,276	24,077

Construction Materials 0.48%

Martin Marietta Materials, Inc.	52,838	11,964

Electrical Equipment 2.03%

Rockwell Automation, Inc.	303,354	50,063

Electronic Equipment, Instruments & Components 3.19%

Cognex Corp.	215,514	20,487
IPG Photonics Corp.*	124,003	18,928
Trimble, Inc.*	566,321	21,197
Universal Display Corp.	151,668	18,291
Total		78,903

Health Care Equipment & Supplies 3.50%

Align Technology, Inc.*	78,298	13,094
IDEXX Laboratories, Inc.*	110,766	18,438
Intuitive Surgical, Inc.*	33,883	31,791
Penumbra, Inc.*	282,773	23,088
Total		86,411

Health Care Providers & Services 2.32%

UnitedHealth Group, Inc.	298,737	57,301

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SECURITIES TRUST - GROWTH LEADERS FUND July 31, 2017

Investments	Shares	Fair Value (000)
Health Care Technology 0.50%

Veeva Systems, Inc. Class A*	194,277	$12,387

Hotels, Restaurants & Leisure 4.97%

Dave & Buster’s Entertainment, Inc.*	408,047	25,344
Marriott International, Inc. Class A	251,362	26,189
Royal Caribbean Cruises Ltd.	163,643	18,503
Starbucks Corp.	378,985	20,458
Wynn Resorts Ltd.	143,122	18,511
Yum China Holdings, Inc.*	390,156	13,964
Total		122,969

Household Durables 1.03%

iRobot Corp.*	242,099	25,544

Information Technology Services 4.95%

Mastercard, Inc. Class A	206,406	26,379
PayPal Holdings, Inc.*	863,562	50,561
Visa, Inc. Class A	454,944	45,294
Total		122,234

Internet & Direct Marketing Retail 9.30%

Amazon.com, Inc.*	120,219	118,750
JD.com, Inc. ADR*	603,223	27,247
Netflix, Inc.*	315,885	57,384
Priceline Group, Inc. (The)*	13,111	26,596
Total		229,977

Internet Software & Services 15.72%

2U, Inc.*	529,233	27,388
Alibaba Group Holding Ltd. ADR*	213,075	33,016
Alphabet, Inc. Class A*	101,690	96,148
Facebook, Inc. Class A*	802,358	135,799
MercadoLibre, Inc. (Argentina)(a)	94,449	27,241
Shopify, Inc. Class A (Canada)*(a)	206,959	19,117
Trade Desk, Inc. (The) Class A*	493,423	26,304
Wix.com Ltd. (Israel)*(a)	382,699	23,612
Total		388,625

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SECURITIES TRUST - GROWTH LEADERS FUND July 31, 2017

Investments	Shares	Fair Value (000)
Life Sciences Tools & Services 1.57%

Agilent Technologies, Inc.	301,358	$18,018
Mettler-Toledo International, Inc.*	36,204	20,748
Total		38,766

Machinery 2.78%

Fortive Corp.	282,163	18,267
Nordson Corp.	163,998	20,828
Stanley Black & Decker, Inc.	210,401	29,601
Total		68,696

Media 2.77%

Comcast Corp. Class A	578,039	23,382
Live Nation Entertainment, Inc.*	716,699	26,711
Sirius XM Holdings, Inc.	3,115,042	18,254
Total		68,347

Pharmaceuticals 0.49%

Zoetis, Inc.	192,582	12,040

Professional Services 0.93%

WageWorks, Inc.*	353,998	23,081

Semiconductors & Semiconductor Equipment 5.23%

Analog Devices, Inc.	148,655	11,745
Applied Materials, Inc.	517,799	22,944
Broadcom Ltd.	118,431	29,212
CEVA, Inc.*	267,391	12,367
Lam Research Corp.	125,615	20,030
NVIDIA Corp.	203,179	33,019
Total		129,317

Software 6.43%

Activision Blizzard, Inc.	501,731	30,997
Adobe Systems, Inc.*	239,587	35,097
Microsoft Corp.	1,276,183	92,779
Total		158,873

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(concluded)

LORD ABBETT SECURITIES TRUST - GROWTH LEADERS FUND July 31, 2017

Investments	Shares	Fair Value (000)
Specialty Retail 0.61%

Ulta Salon, Cosmetics & Fragrance, Inc.*	60,215	$15,127

Technology Hardware, Storage & Peripherals 4.49%

Apple, Inc.	746,524	111,031
Total Common Stocks (cost $2,073,166,231)		2,421,790

	Principal Amount (000)
SHORT-TERM INVESTMENT 1.61%

Repurchase Agreement

Repurchase Agreement dated 7/31/2017, 0.12% due 8/1/2017 with Fixed Income Clearing Corp. collateralized by $38,385,000 of U.S. Treasury Inflation Indexed Note at 0.125% due 1/15/2023; value: $40,566,343; proceeds: $39,767,112 (cost $39,766,980)	$39,767	39,767
Total Investments in Securities 99.58% (cost $2,112,933,211)		2,461,557
Other Assets in Excess of Liabilities 0.42%		10,465
Net Assets 100.00%		$2,472,022

ADR	American Depositary Receipt.
*	Non-income producing security.
(a)	Foreign security traded in U.S. dollars.

The following is a summary of the inputs used as of July 31, 2017 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)(3)	Level 1 (000)	Level 2 (000)	Level 3 (000)	Total (000)
Common Stocks	$2,421,790	$—	$—	$2,421,790
Repurchase Agreement	—	39,767	—	39,767
Total	$2,421,790	$39,767	$—	$2,461,557

(1)	Refer to Note 2(i) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography.
(3)	There were no Level 1/Level 2 transfers during the period ended July 31, 2017.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

LORD ABBETT SECURITIES TRUST - INTERNATIONAL CORE EQUITY FUND July 31, 2017

Investments	Shares	U.S. $ Fair Value (000)
COMMON STOCKS 97.60%

Australia 2.50%

Airlines 0.64%
Qantas Airways Ltd.	992,835	$4,226
Equity Real Estate Investment Trusts 1.86%
Mirvac Group	7,061,086	12,258
Total Australia		16,484

Austria 1.27%

Banks
Erste Group Bank AG *	202,331	8,411

Brazil 2.44%

Electric: Utilities 0.63%
EDP-Energias do Brasil SA	903,000	4,161
Food Products 0.96%
Minerva SA	1,594,800	6,342
Health Care Providers & Services 0.85%
Qualicorp SA	531,600	5,591
Total Brazil		16,094

Canada 0.31%

Oil, Gas & Consumable Fuels
Seven Generations Energy Ltd. Class A *	118,000	2,051

China 1.34%

Construction & Engineering 0.42%
China Railway Group Ltd. H Shares	3,472,000	2,765
Oil, Gas & Consumable Fuels 0.92%
China Petroleum & Chemical Corp. H Shares	7,984,000	6,061
Total China		8,826

Denmark 1.71%

Banks 0.97%
Danske Bank A/S	158,165	6,407
Diversified Telecommunication Services 0.74%
TDC A/S	790,823	4,878
Total Denmark		11,285

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SECURITIES TRUST - INTERNATIONAL CORE EQUITY FUND July 31, 2017

Investments	Shares	U.S. $ Fair Value (000)
Finland 1.13%

Paper & Forest Products
Stora Enso OYJ R Shares	382,846	$5,121
UPM-Kymmene OYJ	84,825	2,311
Total Finland		7,432

France 11.45%

Auto Components 1.36%
Valeo SA	129,345	8,964
Automobiles 0.88%
Renault SA	64,075	5,777
Banks 3.52%
BNP Paribas SA	173,420	13,461
Societe Generale SA	166,734	9,790
		23,251
Construction & Engineering 1.26%
Vinci SA	93,018	8,340
Diversified Telecommunication Services 0.47%
Orange SA	184,065	3,098
Information Technology Services 1.08%
Atos SE	46,886	7,129
Machinery 0.55%
Alstom SA	100,210	3,593
Oil, Gas & Consumable Fuels 1.21%
Total SA	157,549	8,012
Pharmaceuticals 0.67%
Sanofi	46,516	4,445
Textiles, Apparel & Luxury Goods 0.45%
LVMH Moet Hennessy Louis Vuitton SE	11,751	2,959
Total France		75,568

Germany 7.93%

Hotels, Restaurants & Leisure 0.93%
TUI AG	392,227	6,164
Industrial Conglomerates 0.40%
Siemens AG Registered Shares	19,349	2,628
Insurance 2.44%
Allianz SE Registered Shares	75,645	16,119
Life Sciences Tools & Services 0.75%
MorphoSys AG *	67,462	4,930

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SECURITIES TRUST - INTERNATIONAL CORE EQUITY FUND July 31, 2017

Investments	Shares	U.S. $ Fair Value (000)
Germany (continued)

Multi-Utilities 1.69%
RWE AG *	527,434	$11,123
Pharmaceuticals 1.72%
Bayer AG Registered Shares	89,701	11,378
Total Germany		52,342

Hong Kong 2.40%

Industrial Conglomerates 1.21%
Jardine Strategic Holdings Ltd.	106,500	4,345
Shanghai Industrial Holdings Ltd.	1,249,000	3,614
		7,959
Real Estate Management & Development 1.19%
Hysan Development Co., Ltd.	1,624,000	7,859
Total Hong Kong		15,818

India 0.63%

Banks
ICICI Bank Ltd. ADR	450,145	4,191

Ireland 2.05%

Banks
Allied Irish Banks plc	1,205,600	7,065
Bank of Ireland Group plc *	779,326	6,504
Total Ireland		13,569

Italy 5.82%

Banks 1.86%
UniCredit SpA *	623,450	12,281
Diversified Telecommunication Services 1.79%
Telecom Italia SpA *	11,468,870	11,819
Electric: Utilities 2.17%
Enel SpA	2,505,224	14,306
Total Italy		38,406

Japan 18.60%

Automobiles 0.84%
Honda Motor Co., Ltd.	196,900	5,551

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SECURITIES TRUST - INTERNATIONAL CORE EQUITY FUND July 31, 2017

Investments	Shares	U.S. $ Fair Value (000)
Japan (continued)

Banks 1.76%
Mitsubishi UFJ Financial Group, Inc.	1,828,500	$11,610
Chemicals 3.63%
Asahi Kasei Corp.	358,486	4,112
Mitsubishi Chemical Holdings Corp.	1,401,300	11,808
Mitsubishi Gas Chemical Co., Inc.	346,000	8,025
		23,945
Construction & Engineering 1.25%
Obayashi Corp.	328,700	3,959
Taisei Corp.	447,000	4,282
		8,241
Distributors 0.70%
PALTAC Corp.	127,200	4,615
Diversified Financial Services 0.94%
ORIX Corp.	390,300	6,201
Household Durables 1.36%
Sony Corp.	217,500	8,957
Insurance 1.31%
T&D Holdings, Inc.	585,200	8,663
Machinery 2.67%
Komatsu Ltd.	207,200	5,572
Makino Milling Machine Co., Ltd.	653,000	5,532
NTN Corp.	1,394,000	6,512
		17,616
Road & Rail 0.86%
Central Japan Railway Co.	35,300	5,684
Software 1.60%
Nintendo Co., Ltd.	31,000	10,539
Trading Companies & Distributors 0.83%
Mitsubishi Corp.	253,600	5,513
Wireless Telecommunication Services 0.85%
SoftBank Group Corp.	69,500	5,647
Total Japan		122,782

Luxembourg 0.88%

Metals & Mining
Ternium SA ADR	190,742	5,837

Morocco 0.79%

Hotels, Restaurants & Leisure
Wynn Macau Ltd.	2,394,000	5,192

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SECURITIES TRUST - INTERNATIONAL CORE EQUITY FUND July 31, 2017

Investments	Shares	U.S. $ Fair Value (000)
Netherlands 8.00%

Air Freight & Logistics 0.83%
PostNL NV	1,162,354	$5,504
Banks 2.08%
ING Groep NV	732,879	13,721
Food & Staples Retailing 0.89%
Koninklijke Ahold Delhaize NV	287,289	5,882
Industrial Conglomerates 1.27%
Koninklijke Philips NV	218,543	8,377
Insurance 1.94%
ASR Nederland NV	198,992	7,526
NN Group NV	130,185	5,285
		12,811
Oil, Gas & Consumable Fuels 0.99%
Royal Dutch Shell plc B Shares	229,258	6,509
Total Netherlands		52,804

New Zealand 0.73%

Health Care Providers & Services
Metlifecare Ltd.	1,148,000	4,819

Norway 1.24%

Banks 0.29%
Sparebank 1 Oestlandet *	182,414	1,943
Metals & Mining 0.95%
Norsk Hydro ASA	966,418	6,238
Total Norway		8,181

Singapore 0.20%

Food Products
Wilmar International Ltd.	544,900	1,343

South Korea 2.61%

Diversified Telecommunication Services 0.90%
KT Corp. ADR	327,320	5,954
Food & Staples Retailing 0.56%
E-MART, Inc.	16,155	3,667

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SECURITIES TRUST - INTERNATIONAL CORE EQUITY FUND July 31, 2017

Investments	Shares	U.S. $ Fair Value (000)
South Korea (continued)

Technology Hardware, Storage & Peripherals 1.15%
Samsung Electronics Co., Ltd.	3,533	$7,608
Total South Korea		17,229

Spain 3.75%

Auto Components 0.08%
CIE Automotive SA	20,037	497
Banks 1.91%
Banco Bilbao Vizcaya Argentaria SA	1,395,188	12,637
Construction & Engineering 0.77%
Sacyr SA *	1,896,492	5,069
Oil, Gas & Consumable Fuels 0.99%
Repsol SA	390,940	6,553
Total Spain		24,756

Sweden 0.51%

Machinery
Volvo AB B Shares	196,672	3,342

Switzerland 6.80%

Food Products 2.42%
Nestle SA Registered Shares	189,459	16,008
Insurance 1.27%
Swiss Life Holding AG Registered Shares *	22,891	8,357
Pharmaceuticals 3.11%
Roche Holding AG	81,149	20,552
Total Switzerland		44,917

Taiwan 2.53%

Electronic Equipment, Instruments & Components 1.83%
Hon Hai Precision Industry Co., Ltd.	3,107,000	12,090
Semiconductors & Semiconductor Equipment 0.70%
Advanced Semiconductor Engineering, Inc.	3,411,272	4,587
Total Taiwan		16,677

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SECURITIES TRUST - INTERNATIONAL CORE EQUITY FUND July 31, 2017

Investments	Shares	U.S. $ Fair Value (000)
United Kingdom 7.83%

Auto Components 1.47%
GKN plc	2,285,058	$9,693
Banks 1.59%
Royal Bank of Scotland Group plc *	3,208,569	10,524
Beverages 0.67%
Coca-Cola European Partners plc	101,997	4,436
Hotels, Restaurants & Leisure 1.56%
Compass Group plc	483,404	10,313
Personal Products 1.04%
Unilever NV CVA	117,408	6,852
Tobacco 1.50%
British American Tobacco plc	159,249	9,904
Total United Kingdom		51,722

United States 2.15%

Biotechnology
Shire plc	253,118	14,230
Total Common Stocks (cost $571,985,271)		644,308

	Principal Amount (000)
SHORT-TERM INVESTMENT 0.13%

Repurchase Agreement

Repurchase Agreement dated 7/31/2017, 0.12% due 8/1/2017 with Fixed Income Clearing Corp. collateralized by $860,000 of U.S. Treasury Note at 1.625% due 4/30/2019; value: $867,692; proceeds: $850,576 (cost $850,573)	$851	851
Total Investments in Securities 97.73% (cost $572,835,844)		645,159
Foreign Cash and Other Assets in Excess of Liabilities(a) 2.27%		14,992
Net Assets 100.00%		$660,151

ADR	American Depositary Receipt.
CVA	Company Voluntary Arrangement.
*	Non-income producing security.
(a)	Foreign Cash and Other Assets in Excess of Liabilities include net unrealized appreciation/depreciation on forward foreign currency exchange contracts as follows:

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SECURITIES TRUST - INTERNATIONAL CORE EQUITY FUND July 31, 2017

Open Forward Foreign Currency Exchange Contracts at July 31, 2017:

Forward Foreign Currency Exchange Contracts	Transaction Type	Counterparty	Expiration Date	Foreign Currency	U.S. $ Cost on Origination Date	U.S. $ Current Value	Unrealized Appreciation
Australian dollar	Buy	State Street Bank and Trust	10/6/2017	40,700,000	$30,889,009	$32,533,748	$1,644,739
British pound	Buy	J.P. Morgan	10/6/2017	2,522,000	3,298,225	3,334,829	36,604
British pound	Buy	State Street Bank and Trust	10/6/2017	38,900,000	50,263,511	51,437,294	1,173,783
Canadian dollar	Buy	J.P. Morgan	8/14/2017	2,750,000	2,129,125	2,206,195	77,070
Canadian dollar	Buy	State Street Bank and Trust	8/14/2017	1,700,000	1,286,002	1,363,830	77,828
euro	Buy	State Street Bank and Trust	10/19/2017	6,156,000	7,091,096	7,317,961	226,865
Japanese yen	Buy	Bank of America	10/23/2017	425,130,000	3,837,873	3,870,830	32,957
Japanese yen	Buy	State Street Bank and Trust	10/23/2017	4,600,000,000	41,591,828	41,883,229	291,401
Japanese yen	Buy	State Street Bank and Trust	10/23/2017	283,000,000	2,556,900	2,576,729	19,829
Swedish krona	Buy	Goldman Sachs	8/21/2017	16,900,000	1,924,181	2,095,391	171,210
Swedish krona	Buy	Goldman Sachs	8/21/2017	67,100,000	7,486,291	8,319,571	833,280
Swiss franc	Buy	State Street Bank and Trust	10/23/2017	12,500,000	12,950,509	12,994,390	43,881
Unrealized Appreciation on Forward Foreign Currency Exchange Contracts							$4,629,447

Forward Foreign Currency Exchange Contracts	Transaction Type	Counterparty	Expiration Date	Foreign Currency	U.S. $ Cost on Origination Date	U.S. $ Current Value	Unrealized Depreciation
Canadian dollar	Sell	State Street Bank and Trust	8/14/2017	2,450,000	$1,834,350	$1,965,519	$(131,169)
Canadian dollar	Sell	State Street Bank and Trust	8/14/2017	2,000,000	1,507,191	1,604,505	(97,314)
euro	Sell	Morgan Stanley	10/19/2017	2,845,000	3,333,427	3,382,001	(48,574)
euro	Sell	Standard Chartered Bank	10/19/2017	54,530,000	61,209,652	64,822,676	(3,613,024)
Japanese yen	Sell	State Street Bank and Trust	10/23/2017	505,570,000	4,511,327	4,603,240	(91,913)
Japanese yen	Sell	State Street Bank and Trust	10/23/2017	390,000,000	3,495,458	3,550,969	(55,511)
South Korean won	Sell	J.P. Morgan	10/23/2017	14,500,000,000	12,794,155	12,955,347	(161,192)
Taiwan dollar	Sell	J.P. Morgan	11/6/2017	195,000,000	6,414,052	6,480,942	(66,890)
Unrealized Depreciation on Forward Foreign Currency Exchange Contracts							$(4,265,587)

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(concluded)

LORD ABBETT SECURITIES TRUST - INTERNATIONAL CORE EQUITY FUND July 31, 2017

The following is a summary of the inputs used as of July 31, 2017 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)(3)	Level 1 (000)	Level 2 (000)	Level 3 (000)	Total (000)
Common Stocks	$644,308	$—	$—	$644,308
Repurchase Agreement	—	851	—	851
Total	$644,308	$851	$—	$645,159
Other Financial Instruments
Forward Foreign Currency Exchange Contracts
Assets	$—	$4,629	$—	$4,629
Liabilities	—	(4,265)	—	(4,265)
Total	$—	$364	$—	$364

(1)	Refer to Note 2(i) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography.
(3)	There were no Level 1/Level 2 transfers during the period ended July 31, 2017.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

LORD ABBETT SECURITIES TRUST - INTERNATIONAL DIVIDEND INCOME FUND July 31, 2017

Investments	Shares	U.S. $ Fair Value (000)
LONG-TERM INVESTMENTS 98.54%

COMMON STOCKS 98.54%

Australia 3.22%

Capital Markets 0.99%
Macquarie Group Ltd.	153,468	$10,538
Equity Real Estate Investment Trusts 0.99%
Mirvac Group	6,097,575	10,585
Hotels, Restaurants & Leisure 1.24%
Crown Resorts Ltd.	1,295,604	13,184
Total Australia		34,307

Austria 1.54%

Banks
Erste Group Bank AG *	392,883	16,332

Belgium 2.40%

Air Freight & Logistics 1.35%
bpost SA	522,605	14,319
Beverages 1.05%
Anheuser-Busch InBev SA	92,985	11,205
Total Belgium		25,524

Brazil 3.03%

Electric: Utilities 1.12%
Transmissora Alianca de Energia Eletrica SA Unit	1,598,800	11,905
Household Durables 1.31%
MRV Engenharia e Participacoes SA	3,044,600	13,991
Media 0.60%
Multiplus SA	501,400	6,398
Total Brazil		32,294

Canada 8.65%

Banks 3.49%
Bank of Nova Scotia (The)	285,100	17,761
Royal Bank of Canada	260,200	19,412
		37,173
Insurance 1.23%
Manulife Financial Corp.	638,100	13,143

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SECURITIES TRUST - INTERNATIONAL DIVIDEND INCOME FUND July 31, 2017

Investments	Shares	U.S. $ Fair Value (000)
Canada (continued)

Oil, Gas & Consumable Fuels 3.93%
Pembina Pipeline Corp.	465,600	$15,868
TransCanada Corp.	344,800	17,617
Whitecap Resources, Inc.	1,123,100	8,296
		41,781
Total Canada		92,097

China 3.80%

Banks
Bank of China Ltd. H Shares	54,771,000	26,997
China Merchants Bank Co., Ltd. H Shares	4,098,000	13,484
Total China		40,481

Denmark 0.80%

Diversified Telecommunication Services
TDC A/S	1,377,342	8,496

France 10.07%

Automobiles 1.28%
Renault SA	151,627	13,670
Banks 1.66%
BNP Paribas SA	227,021	17,622
Construction & Engineering 1.34%
Vinci SA	158,949	14,252
Diversified Telecommunication Services 1.04%
Orange SA	659,408	11,100
Insurance 1.62%
AXA SA	584,383	17,267
Multi-Utilities 1.30%
Suez	765,291	13,843
Pharmaceuticals 1.83%
Sanofi	203,648	19,460
Total France		107,214

Germany 6.74%

Chemicals 1.45%
BASF SE	162,133	15,468

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SECURITIES TRUST - INTERNATIONAL DIVIDEND INCOME FUND July 31, 2017

Investments	Shares	U.S. $ Fair Value (000)
Germany (continued)

Hotels, Restaurants & Leisure 1.11%
TUI AG	752,634	$11,827
Industrial Conglomerates 0.79%
Siemens AG Registered Shares	61,927	8,412
Insurance 3.39%
Allianz SE Registered Shares	169,175	36,048
Total Germany		71,755

Hong Kong 3.88%

Commercial Services & Supplies 1.02%
China Everbright International Ltd.	8,333,000	10,882
Communications Equipment 0.81%
VTech Holdings Ltd.	592,000	8,565
Construction & Engineering 0.30%
China State Construction International Holdings Ltd.	2,006,000	3,241
Equity Real Estate Investment Trusts 1.05%
Link REIT	1,368,500	11,126
Real Estate Management & Development 0.70%
Hysan Development Co., Ltd.	1,542,000	7,462
Total Hong Kong		41,276

India 1.37%

Thrifts & Mortgage Finance
Indiabulls Housing Finance Ltd.	795,634	14,576

Indonesia 1.38%

Banks
PT Bank Negara Indonesia (Persero) Tbk	26,293,100	14,701

Ireland 1.00%

Banks
Allied Irish Banks plc	1,820,013	10,665

Italy 0.76%

Banks
UniCredit SpA *	409,596	8,068

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SECURITIES TRUST - INTERNATIONAL DIVIDEND INCOME FUND July 31, 2017

Investments	Shares	U.S. $ Fair Value (000)
Japan 1.96%

Automobiles 0.97%
Nissan Motor Co., Ltd.	1,038,900	$10,328
Banks 0.99%
Sumitomo Mitsui Financial Group, Inc.	276,400	10,518
Total Japan		20,846

Macau 1.60%

Hotels, Restaurants & Leisure
Sands China Ltd.	2,000,400	9,284
Wynn Macau Ltd.	3,566,000	7,734
		17,018
Total Macau		17,018

Netherlands 4.57%

Industrial Conglomerates 1.38%
Koninklijke Philips NV	384,163	14,726
Insurance 1.87%
ASR Nederland NV	466,229	17,634
NN Group NV	55,091	2,236
		19,870
Oil, Gas & Consumable Fuels 1.32%
Royal Dutch Shell plc Class A ADR	247,553	13,994
Total Netherlands		48,590

New Zealand 2.72%

Airlines 0.87%
Air New Zealand Ltd.	3,685,131	9,271
Diversified Telecommunication Services 1.85%
Spark New Zealand Ltd.	6,994,597	19,699
Total New Zealand		28,970

Norway 0.30%

Banks
Sparebank 1 Oestlandet *	295,447	3,147

Portugal 0.63%

Oil, Gas & Consumable Fuels
Galp Energia SGPS SA	420,415	6,739

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SECURITIES TRUST - INTERNATIONAL DIVIDEND INCOME FUND July 31, 2017

Investments	Shares	U.S. $ Fair Value (000)
Russia 0.72%

Oil, Gas & Consumable Fuels
Lukoil PJSC ADR	165,084	$7,688

Singapore 1.62%

Banks
DBS Group Holdings Ltd.	1,082,600	17,272

South Africa 0.68%

Banks
Barclays Africa Group Ltd.	657,015	7,209

South Korea 2.42%

Insurance 1.08%
ING Life Insurance Korea Ltd. *†	341,956	11,535
Technology Hardware, Storage & Peripherals 1.34%
Samsung Electronics Co., Ltd.	6,592	14,197
Total South Korea		25,732

Spain 4.25%

Banks 1.46%
Banco Bilbao Vizcaya Argentaria SA	1,711,935	15,506
Electric: Utilities 1.42%
Red Electrica Corp. SA	704,594	15,114
Oil, Gas & Consumable Fuels 1.37%
Enagas SA	518,241	14,653
Total Spain		45,273

Sweden 0.35%

Commercial Services & Supplies
Loomis AB Class B	100,036	3,717

Switzerland 3.02%

Food Products 1.45%
Nestle SA Registered Shares	181,883	15,367
Pharmaceuticals 1.57%
Roche Holding AG	66,051	16,729
Total Switzerland		32,096

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SECURITIES TRUST - INTERNATIONAL DIVIDEND INCOME FUND July 31, 2017

Investments	Shares	U.S. $ Fair Value (000)
Taiwan 5.07%

Electronic Equipment, Instruments & Components 2.51%
Hon Hai Precision Industry Co., Ltd.	6,868,000	$26,726
Semiconductors & Semiconductor Equipment 2.56%
Advanced Semiconductor Engineering, Inc.	12,299,000	16,537
Taiwan Semiconductor Manufacturing Co., Ltd.	1,507,000	10,705
		27,242
Total Taiwan		53,968

Turkey 0.20%

Automobiles
Tofas Turk Otomobil Fabrikasi AS	242,746	2,131

United Kingdom 19.79%

Aerospace & Defense 0.60%
BAE Systems plc	800,446	6,352
Banks 1.04%
HSBC Holdings plc	1,108,131	11,068
Beverages 0.87%
Coca-Cola European Partners plc	213,610	9,289
Capital Markets 1.04%
Jupiter Fund Management plc	1,562,357	11,008
Household Durables 1.08%
Berkeley Group Holdings plc	247,757	11,428
Insurance 2.80%
Direct Line Insurance Group plc	1,963,507	9,705
Lancashire Holdings Ltd.	898,368	8,617
Prudential plc	469,930	11,458
		29,780
Metals & Mining 1.80%
Rio Tinto plc ADR	405,057	19,192
Multi-Utilities 1.63%
National Grid plc	1,404,732	17,363
Personal Products 1.29%
Unilever NV CVA	235,434	13,740
Pharmaceuticals 3.08%
AstraZeneca plc	273,233	16,471
GlaxoSmithKline plc	816,058	16,307
		32,778

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SECURITIES TRUST - INTERNATIONAL DIVIDEND INCOME FUND July 31, 2017

Investments	Shares	U.S. $ Fair Value (000)
United Kingdom (continued)

Tobacco 3.56%
British American Tobacco plc	453,186	$28,183
Imperial Brands plc	236,210	9,724
		37,907
Wireless Telecommunication Services 1.00%
Vodafone Group plc	3,646,125	10,680
Total United Kingdom		210,585
Total Common Stocks (cost $929,529,161)		1,048,767

	Principal Amount (000)
SHORT-TERM INVESTMENT 0.41%

Repurchase Agreement

Repurchase Agreement dated 7/31/2017, 0.12% due 8/1/2017 with Fixed Income Clearing Corp. collateralized by $4,390,000 of U.S. Treasury Note at 1.625% due 4/30/2019; value: $4,429,264; proceeds: $4,340,685 (cost $4,340,670)	$4,341	4,341
Total Investments in Securities 98.95% (cost $933,869,831)		1,053,108
Foreign Cash and Other Assets in Excess of Liabilities(a) 1.05%		11,130
Net Assets 100.00%		$1,064,238

ADR	American Depositary Receipt.
CVA	Company Voluntary Arrangement.
Unit	More than one class of securities traded together.
*	Non-income producing security.
†	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, unless registered under such Act or exempted from registration, may only be resold to qualified institutional buyers.
(a)	Foreign Cash and Other Assets in Excess of Liabilities include net unrealized appreciation/depreciation on forward foreign currency exchange contracts as follows:

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(concluded)

LORD ABBETT SECURITIES TRUST - INTERNATIONAL DIVIDEND INCOME FUND July 31, 2017

Open Forward Foreign Currency Exchange Contracts at July 31, 2017:

Forward Foreign Currency Exchange Contracts	Transaction Type	Counterparty	Expiration Date	Foreign Currency	U.S. $ Cost on Origination Date	U.S. $ Current Value	Unrealized Appreciation
Australian dollar	Buy	Citibank	10/6/2017	7,300,000	$5,421,548	$5,835,291	$413,743
Australian dollar	Buy	Goldman Sachs	10/6/2017	7,200,000	5,400,000	5,755,356	355,356
Australian dollar	Buy	J.P. Morgan	10/6/2017	7,060,000	5,346,507	5,643,446	296,939
Canadian dollar	Buy	Standard Chartered Bank	10/6/2017	30,000,000	22,271,260	24,083,799	1,812,539
Canadian dollar	Buy	State Street Bank and Trust	10/6/2017	36,400,000	27,537,789	29,221,676	1,683,887
Japanese yen	Buy	J.P. Morgan	10/23/2017	475,000,000	4,294,611	4,324,899	30,288
South African rand	Buy	Bank of America	8/4/2017	13,400,000	979,332	1,016,457	37,125
South African rand	Buy	State Street Bank and Trust	8/4/2017	30,000,000	2,167,748	2,275,650	107,902
New Zealand dollar	Sell	State Street Bank and Trust	11/30/2017	31,000,000	23,241,506	23,230,846	10,660
Unrealized Appreciation on Forward Foreign Currency Exchange Contracts							$4,748,439

Forward Foreign Currency Exchange Contracts	Transaction Type	Counterparty	Expiration Date	Foreign Currency	U.S. $ Cost on Origination Date	U.S. $ Current Value	Unrealized Depreciation
South African rand	Buy	Bank of America	8/4/2017	70,000,000	$5,359,861	$5,309,851	$(50,010)
British pound	Sell	J.P. Morgan	10/6/2017	8,360,000	10,826,024	11,054,390	(228,366)
euro	Sell	Barclays Bank plc	10/19/2017	4,562,000	5,373,651	5,423,089	(49,438)
euro	Sell	Citibank	10/19/2017	3,720,000	4,254,743	4,422,159	(167,416)
euro	Sell	J.P. Morgan	10/19/2017	1,900,000	2,155,998	2,258,630	(102,632)
euro	Sell	J.P. Morgan	10/19/2017	7,550,000	8,507,197	8,975,082	(467,885)
euro	Sell	Standard Chartered Bank	10/19/2017	43,200,000	48,491,784	51,354,110	(2,862,326)
euro	Sell	State Street Bank and Trust	10/19/2017	4,780,000	5,418,871	5,682,237	(263,366)
euro	Sell	State Street Bank and Trust	10/19/2017	2,800,000	3,192,161	3,328,507	(136,346)
South Korean won	Sell	J.P. Morgan	10/23/2017	18,200,000,000	16,058,871	16,261,194	(202,323)
Unrealized Depreciation on Forward Foreign Currency Exchange Contracts							$(4,530,108)

The following is a summary of the inputs used as of July 31, 2017 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)(3)	Level 1 (000)	Level 2 (000)	Level 3 (000)	Total (000)
Common Stocks	$1,048,767	$—	$—	$1,048,767
Repurchase Agreement	—	4,341	—	4,341
Total	$1,048,767	$4,341	$—	$1,053,108
Other Financial Instruments
Forward Foreign Currency Exchange Contracts
Assets	$—	$4,748	$—	$4,748
Liabilities	—	(4,530)	—	(4,530)
Total	$—	$218	$—	$218

(1)	Refer to Note 2(i) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography.
(3)	There were no Level 1/Level 2 transfers during the period ended July 31, 2017.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

LORD ABBETT SECURITIES TRUST - INTERNATIONAL OPPORTUNITIES FUND July 31, 2017

Investments	Shares	U.S. $ Fair Value (000)
COMMON STOCKS 95.46%

Australia 1.93%

Electric: Utilities 1.03%
AusNet Services	5,306,858	$6,942
Household Durables 0.90%
GUD Holdings Ltd.	639,784	6,116
Total Australia		13,058

Canada 5.71%

Electric: Utilities 1.13%
Emera, Inc.	205,200	7,637
Metals & Mining 1.09%
Hudbay Minerals, Inc.	947,966	7,360
Oil, Gas & Consumable Fuels 2.49%
Africa Oil Corp. *	2,547,210	3,972
Canacol Energy Ltd. *	1,639,800	5,906
Vermilion Energy, Inc.	100,600	3,313
Whitecap Resources, Inc.	497,400	3,674
		16,865
Paper & Forest Products 1.00%
Interfor Corp. *	433,709	6,752
Total Canada		38,614

China 0.55%

Consumer Finance
China Rapid Finance Ltd. ADR *	526,999	3,689

Finland 2.00%

Machinery 0.83%
Outotec OYJ *	861,037	5,616
Trading Companies & Distributors 1.17%
Cramo OYJ	275,470	7,892
Total Finland		13,508

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SECURITIES TRUST - INTERNATIONAL OPPORTUNITIES FUND July 31, 2017

Investments	Shares	U.S. $ Fair Value (000)
France 5.76%

Building Products 0.47%
Tarkett SA	77,442	$3,206
Construction Materials 0.51%
Vicat SA	47,353	3,459
Health Care Providers & Services 1.05%
Korian SA	214,847	7,106
Hotels, Restaurants & Leisure 0.68%
Elior Group †	174,301	4,625
Information Technology Services 1.05%
Altran Technologies SA	403,230	7,091
Life Sciences Tools & Services 0.25%
Genfit *	51,980	1,662
Real Estate Management & Development 0.64%
Nexity SA *	80,418	4,316
Specialty Retail 1.11%
Maisons du Monde SA †	201,908	7,485
Total France		38,950

Germany 5.35%

Industrial Conglomerates 1.35%
Rheinmetall AG	91,111	9,103
Internet Software & Services 0.65%
XING AG	15,097	4,432
Life Sciences Tools & Services 1.42%
Gerresheimer AG	78,700	6,500
MorphoSys AG *	42,220	3,086
		9,586
Machinery 0.95%
Deutz AG	863,155	6,415
Real Estate Management & Development 0.98%
PATRIZIA Immobilien AG *	366,986	6,640
Total Germany		36,176

Hong Kong 2.71%

Communications Equipment 1.06%
VTech Holdings Ltd.	497,200	7,193
Diversified Telecommunication Services 0.41%
HKBN Ltd.	2,799,706	2,767

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SECURITIES TRUST - INTERNATIONAL OPPORTUNITIES FUND July 31, 2017

Investments	Shares	U.S. $ Fair Value (000)
Hong Kong (continued)

Energy Equipment & Services 0.22%
Hilong Holding Ltd.	8,712,900	$1,473
Paper & Forest Products 1.02%
Lee & Man Paper Manufacturing Ltd.	6,469,000	6,899
Total Hong Kong		18,332

India 3.29%

Consumer Finance 1.13%
Bharat Financial Inclusion Ltd. *	578,710	7,621
Information Technology Services 0.65%
Vakrangee Ltd.	638,998	4,395
Real Estate Management & Development 0.75%
Housing Development & Infrastructure Ltd. *	3,756,297	5,080
Thrifts & Mortgage Finance 0.76%
Dewan Housing Finance Corp., Ltd.	724,049	5,155
Total India		22,251

Indonesia 1.11%

Banks 0.93%
Bank Tabungan Negara Persero Tbk PT	32,377,404	6,318
Consumer Finance 0.18%
PT Clipan Finance Indonesia Tbk *	52,233,850	1,215
Total Indonesia		7,533

Ireland 4.37%

Beverages 0.35%
C&C Group plc	662,580	2,400
Equity Real Estate Investment Trusts 0.98%
Hibernia REIT plc	4,009,917	6,660
Food Products 0.64%
Origin Enterprises plc	551,786	4,298
Health Care Providers & Services 0.88%
UDG Healthcare plc	532,366	5,949
Household Durables 1.52%
Cairn Homes plc *	5,530,262	10,246
Total Ireland		29,553

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SECURITIES TRUST - INTERNATIONAL OPPORTUNITIES FUND July 31, 2017

Investments	Shares	U.S. $ Fair Value (000)
Israel 2.76%

Chemicals 0.80%
Frutarom Industries Ltd.	76,517	$5,419
Electronic Equipment, Instruments & Components 1.00%
Orbotech Ltd.*	191,738	6,799
Semiconductors & Semiconductor Equipment 0.96%
Tower Semiconductor Ltd. *	247,274	6,466
Total Israel		18,684

Italy 7.00%

Beverages 0.97%
Davide Campari-Milano SpA	883,043	6,539
Capital Markets 1.33%
Anima Holding SpA †	1,103,268	8,972
Construction Materials 0.82%
Buzzi Unicem SpA	218,945	5,547
Diversified Financial Services 0.86%
doBank SpA *†	449,836	5,842
Electrical Equipment 0.64%
Prysmian SpA	135,323	4,333
Internet & Direct Marketing Retail 0.54%
Yoox SpA *	109,926	3,637
Textiles, Apparel & Luxury Goods 1.84%
Brunello Cucinelli SpA	239,725	7,038
Moncler SpA	201,879	5,425
		12,463
Total Italy		47,333

Japan 20.16%

Banks 0.89%
Shinsei Bank Ltd.	3,642,000	6,012
Beverages 0.98%
Coca-Cola Bottlers Japan, Inc.	220,200	6,651
Chemicals 0.78%
KH Neochem Co., Ltd.	257,700	5,271
Construction & Engineering 1.21%
SHO-BOND Holdings Co., Ltd.	155,000	8,197

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SECURITIES TRUST - INTERNATIONAL OPPORTUNITIES FUND July 31, 2017

Investments	Shares	U.S. $ Fair Value (000)
Japan (continued)

Containers & Packaging 0.61%
Fuji Seal International, Inc.	147,200	$4,132
Electronic Equipment, Instruments & Components 0.25%
Taiyo Yuden Co., Ltd.	99,200	1,672
Equity Real Estate Investment Trusts 1.28%
GLP J-Reit	5,704	6,209
Hulic Reit, Inc.	1,559	2,456
		8,665
Food & Staples Retailing 1.01%
Sundrug Co., Ltd.	182,700	6,811
Food Products 0.80%
Nichirei Corp.	192,600	5,416
Health Care Providers & Services 0.57%
Japan Lifeline Co., Ltd.	83,600	3,852
Hotels, Restaurants & Leisure 1.94%
HIS Co., Ltd.	229,700	7,074
St. Marc Holdings Co., Ltd.	192,500	6,024
		13,098
Information Technology Services 0.62%
NS Solutions Corp.	198,400	4,181
Machinery 3.99%
CKD Corp.	207,300	3,481
DMG Mori Co., Ltd.	464,800	7,732
Nabtesco Corp.	104,100	3,385
Takeuchi Manufacturing Co., Ltd.	359,400	6,999
Tsubakimoto Chain Co.	635,000	5,397
		26,994
Professional Services 0.75%
en-japan, Inc.	176,700	5,073
Real Estate Management & Development 1.00%
Kenedix, Inc.	1,314,600	6,737
Semiconductors & Semiconductor Equipment 1.06%
Sumco Corp.	438,800	7,149
Software 0.86%
Trend Micro, Inc.	116,500	5,833
Specialty Retail 0.98%
United Arrows Ltd.	218,800	6,639
Wireless Telecommunication Services 0.58%
Okinawa Cellular Telephone Co.	112,600	3,958
Total Japan		136,341

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SECURITIES TRUST - INTERNATIONAL OPPORTUNITIES FUND July 31, 2017

Investments	Shares	U.S. $ Fair Value (000)
Luxembourg 0.48%

Machinery
Stabilus SA	39,056	$3,249

Mexico 1.41%

Banks
Banco del Bajio SA *†	4,588,900	9,522

Netherlands 4.36%

Air Freight & Logistics 0.93%
PostNL NV	1,331,224	6,304
Hotels, Restaurants & Leisure 0.92%
Basic-Fit NV *†	331,814	6,222
Insurance 1.33%
ASR Nederland NV	237,826	8,995
Machinery 1.18%
Aalberts Industries NV	182,810	7,985
Total Netherlands		29,506

Philippines 1.28%

Banks 0.67%
Security Bank Corp.	973,290	4,514
Real Estate Management & Development 0.61%
Filinvest Land, Inc.	117,370,000	4,117
Total Philippines		8,631

Portugal 0.91%

Multi-Utilities
REN—Redes Energeticas Nacionais SGPS SA	1,895,298	6,148

South Korea 2.31%

Auto Components 1.13%
Mando Corp.	33,427	7,662
Insurance 1.18%
ING Life Insurance Korea Ltd. *†	236,544	7,979
Total South Korea		15,641

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SECURITIES TRUST - INTERNATIONAL OPPORTUNITIES FUND July 31, 2017

Investments	Shares	U.S. $ Fair Value (000)
Spain 2.04%

Equity Real Estate Investment Trusts 0.99%
Hispania Activos Inmobiliarios SOCIMI SA	370,747	$6,688
Household Durables 1.05%
Neinor Homes SLU *†	307,481	7,120
Total Spain		13,808

Sweden 4.19%

Commercial Services & Supplies 3.16%
Bravida Holding AB †	1,105,887	8,294
Intrum Justitia AB	121,520	3,955
Loomis AB Class B	245,699	9,130
		21,379
Consumer Finance 1.03%
Hoist Finance AB †	624,159	6,919
Total Sweden		28,298

Switzerland 0.24%

Household Durables
Forbo Holding AG Registered Shares	1,049	1,591

Taiwan 1.25%

Semiconductors & Semiconductor Equipment
Realtek Semiconductor Corp.	1,280,000	4,790
Visual Photonics Epitaxy Co., Ltd.	1,606,000	3,681
		8,471
Total Taiwan		8,471

United Kingdom 12.08%

Capital Markets 2.30%
Man Group plc	4,214,077	8,896
TP ICAP plc	1,033,692	6,641
		15,537
Consumer Finance 0.78%
Arrow Global Group plc	915,856	5,278

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SECURITIES TRUST - INTERNATIONAL OPPORTUNITIES FUND July 31, 2017

Investments	Shares	U.S. $ Fair Value (000)
United Kingdom (continued)

Electronic Equipment, Instruments & Components 0.49%
accesso Technology Group plc *	154,100	$3,324
Household Durables 1.52%
Bovis Homes Group plc	386,751	5,159
Countryside Properties plc †	1,083,097	5,140
		10,299
Internet & Direct Marketing Retail 0.95%
ASOS plc *	84,177	6,417
Machinery 1.56%
Bodycote plc	597,405	7,173
Concentric AB	216,467	3,391
		10,564
Media 0.59%
Huntsworth plc	4,107,063	4,010
Metals & Mining 1.02%
Hill & Smith Holdings plc	390,531	6,905
Multi-Line Retail 1.07%
B&M European Value Retail SA	1,525,308	7,245
Oil, Gas & Consumable Fuels 0.71%
Tullow Oil plc *	2,166,989	4,806
Semiconductors & Semiconductor Equipment 1.00%
IQE plc *	4,813,775	6,732
Software 0.09%
Alfa Financial Software Holdings plc *†	93,400	595
Total United Kingdom		81,712

United States 1.28%

Exchange- Traded Funds 0.54%
VanEck Vectors Junior Gold Miners	109,900	3,695
Semiconductors & Semiconductor Equipment 0.74%
CEVA, Inc. *	107,742	4,983
Total United States		8,678

Vietnam 0.93%

Closed-Ended Fund
VinaCapital Vietnam Opportunity Fund Ltd. *	1,566,571	6,268
Total Common Stocks (cost $539,015,098)		645,545

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SECURITIES TRUST - INTERNATIONAL OPPORTUNITIES FUND July 31, 2017

Investments	Contracts	U.S. $ Fair Value (000)
OTC OPTIONS PURCHASED 0.07%

United States

MSCI EAFE Index, expires 3/16/2018, Strike Price $1,610, Put (cost $2,065,000)	350	$484

	Principal Amount (000)
SHORT-TERM INVESTMENT 3.18%

Repurchase Agreement

Repurchase Agreement dated 7/31/2017, 0.12% due 8/1/2017 with Fixed Income Clearing Corp. collateralized by $20,755,000 of U.S. Treasury Inflation Indexed Note at 0.125% due 1/15/2023; value: $21,934,465; proceeds: $21,500,770 (cost $21,500,698)	$21,501	21,501
Total Investments in Securities 98.71% (cost $562,580,796)		667,530
Other Assets in Excess of Liabilities(a) 1.29%		8,704
Net Assets 100.00%		$676,234

ADR	American Depositary Receipt.
*	Non-income producing security.
†	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, unless registered under such Act or exempted from registration, may only be resold to qualified institutional buyers.
(a)	Other Assets in Excess of Liabilities include net unrealized appreciation/depreciation on forward foreign currency exchange contracts as follows:

Investments	Contracts		U.S. $ Fair Value	Unrealized Appreciation
OTC Options Written (0.05)%

MSCI EAFE Index, expires 3/16/2018, Strike Price $1,440, Put (premiums received $(1,064,000))	(350	)*	$(323,750)	$740,250

* There were no options written outstanding on October 31, 2016.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SECURITIES TRUST - INTERNATIONAL OPPORTUNITIES FUND July 31, 2017

Open Forward Foreign Currency Exchange Contracts at July 31, 2017:

Forward Foreign Currency Exchange Contracts	Transaction Type	Counterparty	Expiration Date	Foreign Currency	U.S. $ Cost on Origination Date	U.S. $ Current Value	Unrealized Appreciation
Australian dollar	Buy	State Street Bank and Trust	10/6/2017	26,500,000	$20,112,008	$21,182,907	$1,070,899
British pound	Buy	Barclays Bank plc	10/6/2017	780,000	1,000,915	1,031,390	30,475
British pound	Buy	Barclays Bank plc	10/6/2017	870,000	1,110,403	1,150,397	39,994
British pound	Buy	J.P. Morgan	10/6/2017	2,050,000	2,665,711	2,710,706	44,995
British pound	Buy	State Street Bank and Trust	10/6/2017	873,000	1,149,171	1,154,364	5,193
British pound	Buy	State Street Bank and Trust	10/6/2017	800,000	1,034,571	1,057,836	23,265
Canadian dollar	Buy	Citibank	8/14/2017	14,135,000	10,633,248	11,339,842	706,594
Danish krone	Buy	Goldman Sachs	10/19/2017	30,925,000	4,669,542	4,944,136	274,594
euro	Buy	Bank of America	10/19/2017	950,000	1,088,241	1,129,315	41,074
euro	Buy	J.P. Morgan	10/6/2017	2,633,000	2,964,891	3,127,867	162,976
euro	Buy	Morgan Stanley	10/19/2017	2,300,000	2,694,862	2,734,131	39,269
euro	Buy	Standard Chartered Bank	10/19/2017	1,780,000	2,091,453	2,115,980	24,527
euro	Buy	State Street Bank and Trust	10/6/2017	2,409,000	2,710,899	2,861,766	150,867
euro	Buy	State Street Bank and Trust	10/6/2017	1,430,000	1,603,593	1,698,765	95,172
euro	Buy	State Street Bank and Trust	10/19/2017	1,000,000	1,146,449	1,188,753	42,304
euro	Buy	State Street Bank and Trust	10/19/2017	945,000	1,079,822	1,123,371	43,549
euro	Buy	State Street Bank and Trust	10/19/2017	1,327,000	1,523,067	1,577,475	54,408
euro	Buy	State Street Bank and Trust	10/19/2017	2,700,000	3,078,155	3,209,632	131,477
euro	Buy	State Street Bank and Trust	10/19/2017	774,000	871,596	920,094	48,498
Japanese yen	Buy	State Street Bank and Trust	10/23/2017	274,823,000	2,501,989	2,502,277	288
Japanese yen	Buy	State Street Bank and Trust	10/23/2017	321,812,000	2,907,379	2,930,114	22,735
Japanese yen	Buy	State Street Bank and Trust	10/23/2017	568,122,000	5,090,893	5,172,779	81,886
Japanese yen	Buy	State Street Bank and Trust	10/23/2017	318,100,000	2,876,165	2,896,316	20,151
South Korean won	Buy	Barclays Bank plc	8/21/2017	9,600,000,000	8,400,420	8,571,301	170,881
South Korean won	Buy	Barclays Bank plc	11/20/2017	7,400,000,000	6,594,719	6,614,885	20,166
Swedish krona	Buy	Citibank	8/21/2017	21,640,000	2,523,537	2,683,093	159,556
Swiss franc	Buy	State Street Bank and Trust	11/20/2017	3,251,000	3,374,515	3,385,914	11,399
Japanese yen	Sell	State Street Bank and Trust	10/10/2017	132,570,000	1,207,891	1,206,327	1,564
Unrealized Appreciation on Forward Foreign Currency Exchange Contracts							$3,518,756

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SECURITIES TRUST - INTERNATIONAL OPPORTUNITIES FUND July 31, 2017

Forward Foreign Currency Exchange Contracts	Transaction Type	Counterparty	Expiration Date	Foreign Currency	U.S. $ Cost on Origination Date	U.S. $ Current Value	Unrealized Depreciation
Japanese yen	Buy	State Street Bank and Trust	10/10/2017	132,570,000	$1,207,509	$1,206,327	$(1,182)
Swiss franc	Buy	Citibank	11/20/2017	37,360,000	39,515,031	38,910,414	(604,617)
British pound	Sell	Standard Chartered Bank	10/6/2017	1,540,000	2,005,899	2,036,335	(30,436)
British pound	Sell	State Street Bank and Trust	10/6/2017	1,240,000	1,607,939	1,639,646	(31,707)
British pound	Sell	State Street Bank and Trust	10/6/2017	680,000	886,736	899,161	(12,425)
British pound	Sell	State Street Bank and Trust	10/6/2017	2,824,000	3,682,710	3,734,162	(51,452)
British pound	Sell	State Street Bank and Trust	10/6/2017	680,000	862,770	899,161	(36,391)
British pound	Sell	State Street Bank and Trust	10/6/2017	1,214,000	1,537,947	1,605,267	(67,320)
British pound	Sell	State Street Bank and Trust	10/6/2017	2,735,000	3,533,951	3,616,478	(82,527)
British pound	Sell	State Street Bank and Trust	10/6/2017	833,000	1,077,219	1,101,472	(24,253)
British pound	Sell	State Street Bank and Trust	10/6/2017	683,000	883,773	903,128	(19,355)
euro	Sell	Barclays Bank plc	10/6/2017	800,000	908,089	950,358	(42,269)
euro	Sell	Citibank	10/19/2017	722,000	825,786	858,279	(32,493)
euro	Sell	J.P. Morgan	10/6/2017	860,000	975,211	1,021,635	(46,424)
euro	Sell	J.P. Morgan	10/19/2017	2,172,000	2,514,271	2,581,971	(67,700)
euro	Sell	Standard Chartered Bank	10/6/2017	960,000	1,086,521	1,140,430	(53,909)
euro	Sell	Standard Chartered Bank	10/19/2017	37,950,000	42,598,685	45,113,159	(2,514,474)
euro	Sell	State Street Bank and Trust	10/6/2017	980,000	1,105,840	1,164,189	(58,349)
euro	Sell	State Street Bank and Trust	10/6/2017	1,500,000	1,699,916	1,781,922	(82,006)
euro	Sell	State Street Bank and Trust	10/6/2017	1,372,000	1,556,515	1,629,864	(73,349)
euro	Sell	State Street Bank and Trust	10/19/2017	1,400,000	1,612,660	1,664,254	(51,594)
euro	Sell	State Street Bank and Trust	10/19/2017	2,340,000	2,686,284	2,781,681	(95,397)
euro	Sell	State Street Bank and Trust	10/19/2017	1,876,000	2,157,977	2,230,100	(72,123)
euro	Sell	State Street Bank and Trust	10/19/2017	1,600,000	1,887,159	1,902,004	(14,845)
euro	Sell	State Street Bank and Trust	10/19/2017	4,154,000	4,852,896	4,938,078	(85,182)
Indian rupee	Sell	Bank of America	9/11/2017	403,000,000	6,200,477	6,259,152	(58,675)
Indian rupee	Sell	UBS AG	8/7/2017	372,500,000	5,644,367	5,805,055	(160,688)
Japanese yen	Sell	State Street Bank and Trust	10/23/2017	318,100,000	2,849,422	2,896,316	(46,894)
Japanese yen	Sell	State Street Bank and Trust	10/23/2017	283,580,000	2,568,755	2,582,010	(13,255)
Swedish krona	Sell	Goldman Sachs	8/21/2017	102,000,000	11,380,055	12,646,739	(1,266,684)
Swedish krona	Sell	State Street Bank and Trust	8/21/2017	14,600,000	1,632,568	1,810,220	(177,652)
Unrealized Depreciation on Forward Foreign Currency Exchange Contracts							$(5,975,627)

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(concluded)

LORD ABBETT SECURITIES TRUST - INTERNATIONAL OPPORTUNITIES FUND July 31, 2017

The following is a summary of the inputs used as of July 31, 2017 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)(3)	Level 1 (000)	Level 2 (000)	Level 3 (000)	Total (000)
Common Stocks	$645,545	$—	$—	$645,545
OTC Options Purchased	—	484	—	484
Repurchase Agreement	—	21,501	—	21,501
Total	$645,545	$21,985	$—	$667,530
Other Financial Instruments
OTC Options Written
Assets	$—	$—	$—	$—
Liabilities	—	(324)	—	(324)
Forward Foreign Currency Exchange Contracts
Assets	$—	$3,519	$—	$3,519
Liabilities	—	(5,976)	—	(5,976)
Total	$—	$(2,781)	$—	$(2,781)

(1)	Refer to Note 2(i) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography.
(3)	There were no Level 1/Level 2 transfers during the period ended July 31, 2017.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

LORD ABBETT SECURITIES TRUST - MICRO CAP GROWTH FUND July 31, 2017

Investments	Shares	Fair Value (000)
COMMON STOCKS 99.73%

Air Freight & Logistics 2.06%

Air Transport Services Group, Inc.*	124,357	$3,029

Auto Components 1.14%

Fox Factory Holding Corp.*	43,630	1,678

Banks 8.78%

Bridge Bancorp, Inc.	35,599	1,157
Bryn Mawr Bank Corp.	38,381	1,629
Byline Bancorp, Inc.*	53,587	1,080
Capstar Financial Holdings, Inc.*	50,964	897
CenterState Banks, Inc.	129,019	3,224
Heritage Commerce Corp.	69,608	967
Lakeland Bancorp, Inc.	53,227	1,030
Live Oak Bancshares, Inc.	46,410	1,172
Pacific Premier Bancorp, Inc.*	49,418	1,774
Total		12,930

Beverages 1.32%

MGP Ingredients, Inc.	32,975	1,944

Biotechnology 19.51%

Acceleron Pharma, Inc.*	22,665	729
Achaogen, Inc.*	109,519	2,082
Blueprint Medicines Corp.*	39,210	2,052
Calithera Biosciences, Inc.*	126,160	1,930
Dynavax Technologies Corp.*	194,552	3,084
Epizyme, Inc.*	167,122	1,905
Esperion Therapeutics, Inc.*	48,253	2,185
Five Prime Therapeutics, Inc.*	14,856	418
Foundation Medicine, Inc.*	58,337	2,062
Genomic Health, Inc.*	34,698	1,107
Global Blood Therapeutics, Inc.*	36,738	959
Immunomedics, Inc.*	300,727	2,574

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SECURITIES TRUST - MICRO CAP GROWTH FUND July 31, 2017

Investments	Shares	Fair Value (000)
Biotechnology (continued)

Loxo Oncology, Inc.*	15,781	$1,141
Repligen Corp.*	41,684	1,679
Spark Therapeutics, Inc.*	18,049	1,282
Versartis, Inc.*	76,504	1,415
Xencor, Inc.*	90,582	2,115
Total		28,719

Building Products 2.68%

Builders FirstSource, Inc.*	70,201	1,100
NCI Building Systems, Inc.*	42,510	765
Patrick Industries, Inc.*	27,264	2,075
Total		3,940

Capital Markets 1.71%

Greenhill & Co., Inc.	32,737	606
Hamilton Lane, Inc. Class A	35,557	798
Piper Jaffray Cos.	17,735	1,107
Total		2,511

Chemicals 0.97%

Ferro Corp.*	74,301	1,430

Communications Equipment 2.64%

Applied Optoelectronics, Inc.*	39,904	3,890

Construction & Engineering 2.87%

NV5 Global, Inc.*	101,645	4,223

Construction Materials 1.16%

U.S. Concrete, Inc.*	21,875	1,714

Diversified Consumer Services 2.24%

Chegg, Inc.*	237,938	3,295

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SECURITIES TRUST - MICRO CAP GROWTH FUND July 31, 2017

Investments	Shares	Fair Value (000)
Electrical Equipment 1.12%

TPI Composites, Inc.*	87,202	$1,643

Electronic Equipment, Instruments & Components 4.23%

Control4 Corp.*	197,833	4,521
Fabrinet (Thailand)*(a)	13,424	604
Mesa Laboratories, Inc.	7,669	1,108
Total		6,233

Energy Equipment & Services 0.53%

Solaris Oilfield Infrastructure, Inc. Class A*	59,328	774

Health Care Equipment & Supplies 5.65%

AtriCure, Inc.*	45,261	1,097
Glaukos Corp.*	32,927	1,323
iRhythm Technologies, Inc.*	80,499	3,330
Tactile Systems Technology, Inc.*	86,917	2,568
Total		8,318

Health Care Providers & Services 2.80%

PetIQ, Inc.*	97,965	2,281
Tivity Health, Inc.*	46,592	1,847
Total		4,128

Hotels, Restaurants & Leisure 1.60%

Del Taco Restaurants, Inc.*	180,444	2,362

Household Durables 5.78%

Cavco Industries, Inc.*	9,041	1,179
LGI Homes, Inc.*	70,155	3,108
SodaStream International Ltd. (Israel)*(a)	42,777	2,409
Universal Electronics, Inc.*	26,560	1,818
Total		8,514

Internet & Direct Marketing Retail 0.78%

Netshoes Cayman Ltd. (Brazil)*(a)	55,986	1,142

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SECURITIES TRUST - MICRO CAP GROWTH FUND July 31, 2017

Investments	Shares	Fair Value (000)
Internet Software & Services 9.27%

Alarm.com Holdings, Inc.*	31,375	$1,193
Alteryx, Inc. Class A*	81,499	1,640
Care.com, Inc.*	199,557	2,900
Five9, Inc.*	162,075	3,575
Instructure, Inc.*	70,415	2,278
Mimecast Ltd.*	51,064	1,433
MINDBODY, Inc. Class A*	24,137	626
Total		13,645

Leisure Products 2.55%

Malibu Boats, Inc. Class A*	131,454	3,761

Life Sciences Tools & Services 0.32%

Pacific Biosciences of California, Inc.*	145,983	476

Machinery 3.45%

Kornit Digital Ltd. (Israel)*(a)	109,506	2,267
NN, Inc.	101,755	2,818
Total		5,085

Metals & Mining 0.42%

Ryerson Holding Corp.*	70,562	610

Oil, Gas & Consumable Fuels 1.28%

GasLog Ltd. (Monaco)(a)	103,259	1,885

Pharmaceuticals 2.71%

Corcept Therapeutics, Inc.*	140,462	1,752
Intersect ENT, Inc.*	81,475	2,232
Total		3,984

Semiconductors & Semiconductor Equipment 3.16%

CEVA, Inc.*	61,163	2,829
Impinj, Inc.*	26,044	1,280
MaxLinear, Inc.*	20,704	542
Total		4,651

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SECURITIES TRUST - MICRO CAP GROWTH FUND July 31, 2017

Investments	Shares	Fair Value (000)
Software 6.46%

8x8, Inc.*	49,661	$631
Appian Corp.*	107,655	2,106
Everbridge, Inc.*	112,540	2,661
Materialise NV ADR*	75,538	1,149
Talend SA ADR*	78,342	2,964
Total		9,511

Specialty Retail 0.54%

At Home Group, Inc.*	35,119	800
Total Common Stocks (cost $112,130,860)		146,825

	Principal Amount (000)
SHORT-TERM INVESTMENT 0.42%

Repurchase Agreement

Repurchase Agreement dated 7/31/2017, 0.12% due 8/1/2017 with Fixed Income Clearing Corp. collateralized by $635,000 of U.S. Treasury Note at 1.875% due 7/31/2022; value: $635,794; proceeds: $621,446 (cost $621,444)	$621	621
Total Investments in Securities 100.15% (cost $112,752,304)		147,446
Liabilities in Excess of Other Assets (0.15)%		(219)
Net Assets 100.00%		$147,227

ADR	American Depositary Receipt.
*	Non-income producing security.
(a)	Foreign security traded in U.S. dollars.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(concluded)

LORD ABBETT SECURITIES TRUST - MICRO CAP GROWTH FUND July 31, 2017

The following is a summary of the inputs used as of July 31, 2017 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)(3)	Level 1 (000)	Level 2 (000)	Level 3 (000)	Total (000)
Common Stocks	$146,825	$—	$—	$146,825
Repurchase Agreement	—	621	—	621
Total	$146,825	$621	$—	$147,446

(1)	Refer to Note 2(i) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography.
(3)	There were no Level 1/Level 2 transfers during the period ended July 31, 2017.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

LORD ABBETT SECURITIES TRUST - MICRO CAP VALUE FUND July 31, 2017

Investments	Shares	Fair Value (000)
COMMON STOCKS 97.99%

Banks 21.05%

Ameris Bancorp	55,025	$2,520
Byline Bancorp, Inc.*	181,000	3,649
FB Financial Corp.*	102,237	3,514
First Merchants Corp.	189,638	7,669
National Commerce Corp.*	196,641	7,885
Seacoast Banking Corp. of Florida*	187,707	4,387
Total		29,624

Beverages 4.10%

Cott Corp. (Canada)(a)	371,230	5,769

Building Products 5.92%

Advanced Drainage Systems, Inc.	162,058	3,330
American Woodmark Corp.*	32,525	3,192
Gibraltar Industries, Inc.*	60,685	1,812
Total		8,334

Capital Markets 3.57%

Donnelley Financial Solutions, Inc.*	216,157	5,015

Chemicals 3.29%

Chase Corp.	42,800	4,625

Commercial Services & Supplies 1.63%

SP Plus Corp.*	70,084	2,292

Communications Equipment 2.22%

Applied Optoelectronics, Inc.*	16,671	1,625
Plantronics, Inc.	33,160	1,498
Total		3,123

Construction & Engineering 3.23%

Primoris Services Corp.	182,529	4,549

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SECURITIES TRUST - MICRO CAP VALUE FUND July 31, 2017

Investments	Shares	Fair Value (000)
Electrical Equipment 3.45%

Atkore International Group, Inc.*	145,703	$3,034
AZZ, Inc.	36,000	1,825
Total		4,859

Electronic Equipment, Instruments & Components 5.99%

Orbotech Ltd. (Israel)*(a)	121,539	4,310
Vishay Precision Group, Inc.*	235,653	4,124
Total		8,434

Equity Real Estate Investment Trusts 2.02%

Physicians Realty Trust	152,499	2,839

Gas Utilities 2.80%

Chesapeake Utilities Corp.	51,000	3,940

Health Care Equipment & Supplies 1.21%

CONMED Corp.	33,252	1,706

Hotels, Restaurants & Leisure 4.80%

Denny’s Corp.*	272,676	3,097
El Pollo Loco Holdings, Inc.*	281,530	3,660
Total		6,757

Household Durables 1.58%

Ethan Allen Interiors, Inc.	69,464	2,226

Insurance 1.03%

AMERISAFE, Inc.	24,970	1,442

Machinery 4.11%

Federal Signal Corp.	78,300	1,448
Milacron Holdings Corp.*	240,976	4,333
Total		5,781

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SECURITIES TRUST - MICRO CAP VALUE FUND July 31, 2017

Investments	Shares	Fair Value (000)
Media 1.46%

Hemisphere Media Group, Inc.*	164,705	$2,059

Oil, Gas & Consumable Fuels 4.60%

Carrizo Oil & Gas, Inc.*	135,203	2,131
Centennial Resource Development, Inc. Class A*	154,481	2,592
Parsley Energy, Inc. Class A*	33,422	978
Rice Energy, Inc.*	27,275	763
Total		6,464

Paper & Forest Products 2.50%

Neenah Paper, Inc.	44,087	3,523

Professional Services 3.29%

ICF International, Inc.*	87,803	3,973
Mistras Group, Inc.*	32,844	662
Total		4,635

Real Estate Management & Development 1.49%

RE/MAX Holdings, Inc. Class A	36,100	2,099

Semiconductors & Semiconductor Equipment 1.08%

MaxLinear, Inc.*	57,942	1,518

Textiles, Apparel & Luxury Goods 1.89%

Oxford Industries, Inc.	42,043	2,654

Thrifts & Mortgage Finance 1.99%

OceanFirst Financial Corp.	103,134	2,793

Trading Companies & Distributors 4.68%

Lawson Products, Inc.*	180,276	4,156
Rush Enterprises, Inc. Class A*	56,300	2,428
Total		6,584

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(concluded)

LORD ABBETT SECURITIES TRUST - MICRO CAP VALUE FUND July 31, 2017

Investments	Shares	Fair Value (000)
Water Utilities 3.01%

Connecticut Water Service, Inc.	74,300	$4,233
Total Common Stocks (cost $104,414,381)		137,877

	Principal Amount (000)
SHORT-TERM INVESTMENT 2.27%

Repurchase Agreement

Repurchase Agreement dated 7/31/2017, 0.12% due 8/1/2017 with Fixed Income Clearing Corp. collateralized by $3,260,000 of U.S. Treasury Note at 1.75% due 5/31/2022; value: $3,259,139; proceeds: $3,193,682 (cost $3,193,671)	$3,194	3,194
Total Investments in Securities 100.26% (cost $107,608,052)		141,071
Liabilities in Excess of Other Assets (0.26)%		(365)
Net Assets 100.00%		$140,706

*	Non-income producing security.
(a)	Foreign security traded in U.S. dollars.

The following is a summary of the inputs used as of July 31, 2017 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)(3)	Level 1 (000)	Level 2 (000)	Level 3 (000)	Total (000)
Common Stocks	$137,877	$—	$—	$137,877
Repurchase Agreement	—	3,194	—	3,194
Total	$137,877	$3,194	$—	$141,071

(1)	Refer to Note 2(i) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography.
(3)	There were no Level 1/Level 2 transfers during the period ended July 31, 2017.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

LORD ABBETT SECURITIES TRUST - VALUE OPPORTUNITIES FUND July 31, 2017

Investments	Shares	Fair Value (000)
COMMON STOCKS 97.10%

Air Freight & Logistics 1.45%

XPO Logistics, Inc.*	752,246	$45,218

Airlines 0.97%

Alaska Air Group, Inc.	352,939	30,081

Banks 9.93%

Bank of Hawaii Corp.	567,500	47,483
Chemical Financial Corp.	396,073	19,087
Citizens Financial Group, Inc.	830,839	29,146
East West Bancorp, Inc.	1,135,788	64,717
First Horizon National Corp.	2,436,229	42,463
Webster Financial Corp.	608,327	31,590
Western Alliance Bancorp*	1,487,844	74,958
Total		309,444

Capital Markets 2.97%

Moelis & Co. Class A	686,096	28,062
Raymond James Financial, Inc.	776,238	64,575
Total		92,637

Chemicals 2.52%

RPM International, Inc.	188,998	9,803
Trinseo SA	550,599	38,707
Valvoline, Inc.	1,326,591	30,074
Total		78,584

Communications Equipment 0.79%

ARRIS International plc*	876,765	24,514

Construction & Engineering 2.04%

AECOM*	1,012,806	32,309
Jacobs Engineering Group, Inc.	593,081	31,267
Total		63,576

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SECURITIES TRUST - VALUE OPPORTUNITIES FUND July 31, 2017

Investments	Shares	Fair Value (000)
Containers & Packaging 4.82%

AptarGroup, Inc.	481,416	$38,961
Berry Global Group, Inc.*	783,629	43,946
Sealed Air Corp.	801,033	34,853
WestRock Co.	565,723	32,484
Total		150,244

Diversified Telecommunication Services 1.34%

Zayo Group Holdings, Inc.*	1,269,728	41,634

Electrical Equipment 0.68%

Hubbell, Inc.	177,582	21,095

Electronic Equipment, Instruments & Components 2.85%

Amphenol Corp. Class A	429,379	32,899
Belden, Inc.	777,876	55,960
Total		88,859

Energy Equipment & Services 0.63%

Helmerich & Payne, Inc.	389,670	19,725

Equity Real Estate Investment Trusts 4.44%

Highwoods Properties, Inc.	850,000	43,792
Pebblebrook Hotel Trust	584,937	19,695
Physicians Realty Trust	1,998,244	37,207
QTS Realty Trust, Inc. Class A	705,398	37,718
Total		138,412

Food Products 1.51%

Pinnacle Foods, Inc.	792,633	47,067

Health Care Equipment & Supplies 4.16%

Cooper Cos., Inc. (The)	283,916	69,239
Hill-Rom Holdings, Inc.	413,398	30,806

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SECURITIES TRUST - VALUE OPPORTUNITIES FUND July 31, 2017

Investments	Shares	Fair Value (000)
Health Care Equipment & Supplies (continued)

STERIS plc (United Kingdom)(a)	286,867	$23,480
West Pharmaceutical Services, Inc.	69,215	6,139
Total		129,664

Health Care Providers & Services 2.45%

Envision Healthcare Corp.*	524,662	29,607
HealthSouth Corp.	929,970	39,579
Molina Healthcare, Inc.*	108,797	7,268
Total		76,454

Hotels, Restaurants & Leisure 1.59%

Aramark	639,943	25,508
Texas Roadhouse, Inc.	505,248	23,898
Total		49,406

Household Durables 2.99%

Lennar Corp. Class A	599,846	31,456
Newell Brands, Inc.	661,250	34,861
Tempur Sealy International, Inc.*	463,804	26,748
Total		93,065

Information Technology Services 7.82%

Acxiom Corp.*	1,539,342	41,516
Amdocs Ltd.	661,752	44,450
Booz Allen Hamilton Holding Corp.	1,602,998	54,983
Conduent, Inc.*	1,988,505	32,830
Fidelity National Information Services, Inc.	500,220	45,630
Total System Services, Inc.	380,998	24,178
Total		243,587

Insurance 5.87%

Arch Capital Group Ltd.*	556,794	54,154
Markel Corp.*	30,577	32,763
RenaissanceRe Holdings Ltd.	355,667	52,251
Validus Holdings Ltd.	813,343	43,750
Total		182,918

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SECURITIES TRUST - VALUE OPPORTUNITIES FUND July 31, 2017

Investments	Shares	Fair Value (000)
Life Sciences Tools & Services 3.73%

Bio-Techne Corp.	225,374	$26,123
Charles River Laboratories International, Inc.*	340,403	33,428
ICON plc (Ireland)*(a)	171,142	17,961
PerkinElmer, Inc.	590,118	38,847
Total		116,359

Machinery 3.78%

Crane Co.	190,307	14,368
Timken Co. (The)	808,646	36,794
WABCO Holdings, Inc.*	244,698	33,663
Wabtec Corp.	439,135	33,093
Total		117,918

Marine 1.06%

Kirby Corp.*	543,389	33,092

Media 1.97%

Live Nation Entertainment, Inc.*	894,384	33,334
New York Times Co. (The) Class A	1,477,579	28,074
Total		61,408

Metals & Mining 1.80%

Reliance Steel & Aluminum Co.	776,200	56,166

Multi-Line Retail 0.87%

Nordstrom, Inc.	558,031	27,104

Multi-Utilities 4.17%

Black Hills Corp.	555,120	38,670
CMS Energy Corp.	998,499	46,171
NiSource, Inc.	1,723,728	44,920
Total		129,761

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SECURITIES TRUST - VALUE OPPORTUNITIES FUND July 31, 2017

Investments	Shares	Fair Value (000)
Oil, Gas & Consumable Fuels 3.81%

Carrizo Oil & Gas, Inc.*	1,564,431	$24,656
Cimarex Energy Co.	255,805	25,332
EQT Corp.	495,195	31,544
Rice Energy, Inc.*	1,323,709	37,024
Total		118,556

Pharmaceuticals 0.27%

Prestige Brands Holdings, Inc.*	153,788	8,248

Professional Services 0.97%

Robert Half International, Inc.	670,846	30,356

Road & Rail 2.33%

Genesee & Wyoming, Inc. Class A*	489,034	31,865
Old Dominion Freight Line, Inc.	425,105	40,772
Total		72,637

Semiconductors & Semiconductor Equipment 3.95%

MACOM Technology Solutions Holdings, Inc.*	925,848	56,060
Qorvo, Inc.*	487,545	33,426
Synaptics, Inc.*	640,376	33,690
Total		123,176

Software 0.89%

FireEye, Inc.*	1,893,111	27,696

Specialty Retail 0.62%

Urban Outfitters, Inc.*	989,731	19,389

Textiles, Apparel & Luxury Goods 1.69%

Steven Madden Ltd.*	1,284,902	52,681

Thrifts & Mortgage Finance 0.79%

Essent Group Ltd.*	642,817	24,697

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SECURITIES TRUST - VALUE OPPORTUNITIES FUND July 31, 2017

Investments	Shares	Fair Value (000)
Trading Companies & Distributors 1.00%

Beacon Roofing Supply, Inc.*	676,340	$31,064

Water Utilities 1.58%

American Water Works Co., Inc.	605,571	49,112
Total Common Stocks (cost $2,381,315,176)		3,025,604

	Principal Amount (000)
SHORT-TERM INVESTMENT 2.80%

Repurchase Agreement

Repurchase Agreement dated 7/31/2017, 0.12% due 8/1/2017 with Fixed Income Clearing Corp. collateralized by $88,955,000 of U.S. Treasury Note at 1.75% due 5/31/2022; value: $88,931,516; proceeds: $87,186,651 (cost $87,186,361)	$87,186	87,186
Total Investments in Securities 99.90% (cost $2,468,501,537)		3,112,790
Other Assets in Excess of Liabilities 0.10%		3,119
Net Assets 100.00%		$3,115,909

*	Non-income producing security.
(a)	Foreign security traded in U.S. dollars.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(concluded)

LORD ABBETT SECURITIES TRUST - VALUE OPPORTUNITIES FUND July 31, 2017

The following is a summary of the inputs used as of July 31, 2017 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)(3)	Level 1 (000)	Level 2 (000)	Level 3 (000)	Total (000)
Common Stocks	$3,025,604	$—	$—	$3,025,604
Repurchase Agreement	—	87,186	—	87,186
Total	$3,025,604	$87,186	$—	$3,112,790

(1)	Refer to Note 2(i) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography.
(3)	There were no Level 1/Level 2 transfers during the period ended July 31, 2017.

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. ORGANIZATION

Lord Abbett Securities Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as a diversified, open-end management investment company and was organized as a Delaware statutory trust on February 26, 1993. The Trust consists of the following ten funds (separately, a “Fund” and collectively, the “Funds”): Lord Abbett Alpha Strategy Fund (“Alpha Strategy Fund”), Lord Abbett Fundamental Equity Fund (“Fundamental Equity Fund”), Lord Abbett Global Core Equity Fund (“Global Core Equity Fund”), Lord Abbett Growth Leaders Fund (“Growth Leaders Fund”), Lord Abbett International Core Equity Fund (“International Core Equity Fund”), Lord Abbett International Dividend Income Fund (“International Dividend Income Fund”), Lord Abbett International Opportunities Fund (“International Opportunities Fund”), Lord Abbett Micro-Cap Growth Fund (“Micro Cap Growth Fund”), Lord Abbett Micro-Cap Value Fund (“Micro Cap Value Fund”) and Lord Abbett Value Opportunities Fund (“Value Opportunities Fund”). Global Core Equity Fund commenced operations on January 17, 2017.

Each of Alpha Strategy Fund’s, Global Core Equity Fund’s, International Core Equity Fund’s, International Opportunities Fund’s, Micro Cap Growth Fund’s, Micro Cap Value Fund’s and Value Opportunities Fund’s investment objective is to seek long-term capital appreciation. Alpha Strategy Fund invests in other funds (“Underlying Funds”) managed by Lord, Abbett & Co. LLC (“Lord Abbett”). Fundamental Equity Fund’s investment objective is to seek long-term growth of capital and income without excessive fluctuations in market value. Growth Leaders Fund’s investment objective is to seek capital appreciation. International Dividend Income Fund’s investment objective is to seek a high level of total return.

2. SIGNIFICANT ACCOUNTING POLICIES

(a)	Investment Valuation-Under procedures approved by the Funds’ Board of Trustees (the “Board”), Lord Abbett, each Fund’s investment manager, has formed a Pricing Committee to administer the pricing and valuation of portfolio investments and to ensure that prices utilized reasonably reflect fair value. Among other things, these procedures allow the Funds to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

Securities actively traded on any recognized U.S. or non-U.S. exchange or on The NASDAQ Stock Market LLC are valued at the last sale price or official closing price on the exchange or system on which they are principally traded. Events occurring after the close of trading on non-U.S. exchanges may result in adjustments to the valuation of foreign securities to reflect their fair value as of the close of regular trading on the New York Stock Exchange (“NYSE”). Each Fund may utilize an independent fair valuation service in adjusting the valuations of foreign securities. Unlisted equity securities are valued at the last quoted sale price or, if no sale price is available, at the mean between the most recently quoted bid and asked prices. Forward foreign currency exchange contracts are valued using daily forward exchange rates. Investments in the Underlying Funds are valued at their net asset value (“NAV”) each business day at the close of regular trading on the NYSE, normally 4:00 p.m. Eastern time. Exchange traded options and futures contracts are valued at the last sale price in the market where they are principally traded. If no sale has occurred, the mean between the most recently quoted bid and asked prices is used.

Securities for which prices are not readily available are valued at fair value as determined by the Pricing Committee. The Pricing Committee considers a number of factors, including observable and unobservable inputs, when arriving at fair value. The Pricing Committee may use related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information to determine the fair value of portfolio investments. The Board or a designated committee thereof regularly reviews fair value determinations made by the Pricing Committee and employs techniques such as reviewing related market activity, reviewing inputs and assumptions, and retrospectively comparing prices of subsequent purchases and sales transactions to fair value determinations made by the Pricing Committee.

Short-term securities with 60 days or less remaining to maturity are valued using the amortized cost method, which approximates fair value.

(b)	Security Transactions-Security transactions are recorded as of the date that the securities are purchased or sold (trade date).

(c)	Foreign Transactions-The books and records of each Fund are maintained in U.S. dollars and transactions denominated in foreign currencies are recorded in each Fund’s records at the rate prevailing when earned or recorded.

Notes to Schedule of Investments (unaudited)(continued)

The Funds use foreign currency exchange contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts’ terms.

(d)	Forward Foreign Currency Exchange Contracts-International Core Equity Fund, International Dividend Income Fund and International Opportunities Fund may enter into forward foreign currency exchange contracts in order to reduce their exposure to changes in foreign currency exchange rates on its foreign portfolio holdings, or gain or reduce exposure to foreign currency solely for investment purposes. A forward foreign currency exchange contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated rate. The contracts are valued daily at forward exchange rates.

(e)	Futures Contracts-Each Fund may purchase and sell futures contracts to manage cash or as a substitute position in lieu of holding the underlying asset on which the instrument is based. At the time of entering into a futures transaction, an investor is required to deposit and maintain a specified amount of cash or eligible securities called “initial margin.” Subsequent payments made or received by a Fund called “variation margin” are made on a daily basis as the market price of the futures contract fluctuates. Each Fund will record an unrealized gain (loss) based on the amount of variation margin. When a contract is closed, a realized gain (loss) is recorded equal to the difference between the opening and closing value of the contract.

(f)	Options-The Funds may purchase and write exchange-listed and over-the-counter put or call options on securities, stock indices, currencies and other financial instruments for hedging purposes, to enhance portfolio returns and reduce overall volatility.

When a Fund writes (sells) an option, an amount equal to the premium received by the Fund is recorded as a liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option written. When an option expires, the Fund realizes a gain on the option to the extent of the premium received. Premiums received from writing options which are exercised or closed are added to or offset against the proceeds or amount paid on the transaction to determine the realized gain or loss. If a put option on a security is exercised, the premium reduces the cost basis of the security purchased by the Fund. If a call option is exercised, the premium is added to the proceeds of the security sold to determine the realized gain or loss. The Fund, as writer of an option, bears the market risk of an unfavorable change in the price of the underlying investment. Other risks include the possibility of an illiquid options market or the inability of the counterparties to fulfill their obligations under the contracts.

Premiums paid for purchasing options which expire are treated as realized losses. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying investment transaction to determine the realized gain or loss when the underlying transaction is executed. The risk associated with purchasing an option is that the Fund pays a premium whether or not the option is exercised. Additionally, the Fund bears the risk of loss of the premium and change in market value should the counterparty not perform under the contract.

(g)	Repurchase Agreements-Each Fund may enter into repurchase agreements with respect to securities. A repurchase agreement is a transaction in which a fund acquires a security and simultaneously commits to resell that security to the seller (a bank or securities dealer) at an agreed-upon price on an agreed-upon date. Each Fund requires at all times that the repurchase agreement be collateralized by cash, or by securities of the U.S. Government, its agencies, its instrumentalities, or U.S. Government sponsored enterprises having a value equal to, or in excess of, the value of the repurchase agreement (including accrued interest). If the seller of the agreement defaults on its obligation to repurchase the underlying securities at a time when the fair value of these securities has declined, a Fund may incur a loss upon disposition of the securities.

(h)	When-Issued or Forward Transactions-Each Fund may purchase portfolio securities on a when-issued or forward basis. When-issued or forward transactions involve a commitment by a Fund to purchase securities, with payment and delivery (“settlement”) to take place in the future, in order to secure what is considered to be an advantageous price or yield at the time of entering into the transaction. During the period between purchase and settlement, the fair value of the securities will fluctuate and assets consisting of cash and/or marketable securities (normally short-term U.S. Government or U.S. Government sponsored enterprise securities) marked to market daily in an amount sufficient to make payment at settlement will be segregated at each Fund’s custodian in order to pay for the commitment. At the time each Fund makes the commitment to purchase a security on a when-issued basis, it will record the transaction and reflect the liability for the purchase and fair value of the security in determining its NAV. Each Fund, generally, has the ability to close out a purchase obligation on or before the settlement date rather than take delivery of the security. Under no circumstances will settlement for such securities take place more than 120 days after the purchase date.

Notes to Schedule of Investments (unaudited)(continued)

(i)	Fair Value Measurements-Fair value is defined as the price that each Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk - for example, the risk inherent in a particular valuation technique used to measure fair value (such as a pricing model) and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The three-tier hierarchy classification is determined based on the lowest level of inputs that is significant to the fair value measurement, and is summarized in the three broad Levels listed below:

•	Level 1 -	unadjusted quoted prices in active markets for identical investments;

•	Level 2 -	other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.); and

•	Level 3 -	significant unobservable inputs (including each Fund’s own assumptions in determining the fair value of investments).

A summary of inputs used in valuing each Fund’s investments and other financial instruments as of July 31, 2017 and, if applicable, Level 1/Level 2 transfers and Level 3 rollforwards for the period then ended is included in each Fund’s Schedule of Investments.

Changes in valuation techniques may result in transfers into or out of an assigned level within the three-tier hierarchy. All transfers between different levels within the three-tier hierarchy are deemed to have occurred as of the beginning of the reporting period. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

3. FEDERAL TAX INFORMATION

As of July 31, 2017, the aggregate unrealized security gains and losses based on cost for U.S. federal income tax purposes were as follows:

	Alpha Strategy Fund	Fundamental Equity Fund	Global Core Equity Fund
Tax cost	$1,034,656,844	$2,273,753,295	$3,504,579
Gross unrealized gain	115,075,610	430,429,974	389,861
Gross unrealized loss	(36,889,100)	(12,481,205)	(42,063)
Net unrealized security gain	$78,186,510	$417,948,769	$347,798

	Growth Leaders Fund	International Core Equity Fund	International Dividend Income Fund
Tax cost	$2,131,843,846	$576,566,334	$989,813,169
Gross unrealized gain	340,637,240	73,300,029	77,126,493
Gross unrealized loss	(10,923,961)	(4,707,558)	(13,832,138)
Net unrealized security gain	$329,713,279	$68,592,471	$63,294,355

	International Opportunities Fund	Micro Cap Growth Fund	Micro Cap Value Fund
Tax cost	$567,312,603	$114,996,602	$107,642,027
Gross unrealized gain	112,050,703	36,131,344	35,320,473
Gross unrealized loss	(11,833,631)	(3,682,375)	(1,891,107)
Net unrealized security gain	$100,217,072	$32,448,969	$33,429,366

Notes to Schedule of Investments (unaudited)(continued)

Value Opportunities Fund
Tax cost	$2,472,423,021
Gross unrealized gain	695,423,960
Gross unrealized loss	(55,057,278)
Net unrealized security gain	$640,366,682

The difference between book-basis and tax-basis unrealized gains (losses) is attributable to the tax treatment of certain securities and wash sales.

4. DISCLOSURES ABOUT DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES

Global Core Equity Fund, International Core Equity Fund, International Dividend Income Fund and International Opportunities Fund entered into forward foreign currency exchange contracts during the period ended July 31, 2017 (as described in note 2(d)). A forward foreign currency exchange contract reduces each Fund’s exposure to changes in the value of the currency it will deliver (or settle in cash) and increases its exposure to changes in the value of the currency it will receive (or settle in cash) for the duration of the contract. Each Fund’s use of forward foreign currency exchange contracts involves the risk that Lord Abbett will not accurately predict currency movements, and each Fund’s returns could be reduced as a result. Forward foreign currency exchange contracts are subject to the risk that those currencies will decline in value relative to the U.S. dollar, or, in the case of hedged positions, that the U.S. dollar will decline relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly over short periods of time. Each Fund’s risk of loss from counterparty credit risk is the unrealized appreciation/depreciation on forward foreign currency exchange contracts.

International Opportunities Fund entered into option contracts during the period ended July 31, 2017 (as described in note 2(f)) for hedging purposes. The Fund, as writer of an option, bears the market risk of an unfavorable change in the price of the underlying investment. Other risks include the possibility of an illiquid options market or the inability of the counterparties to fulfill their obligations under the contracts. The risk associated with purchasing an option is that the Fund pays a premium whether or not the option is exercised. Additionally, the Fund bears the risk of loss of the premium and change in market value should the counterparty not perform under the contract.

As of July 31, 2017, Global Core Equity Fund, International Core Equity Fund, International Dividend Income Fund and International Opportunities Fund had the following derivatives at fair value, grouped into risk categories that illustrate the Funds’ use of derivatives instruments.

	Forward Foreign Currency Exchange Contracts		Purchased Options on Index Contracts		Written Options on Index Contracts
	Asset Derivatives	Liability Derivatives	Asset Derivatives	Liability Derivatives	Asset Derivatives	Liability Derivatives
Global Core Equity Fund	$9,101	$13,475	$—	$—	$—	$—
International Core Equity Fund	4,629,447	4,265,587	—	—	—	—
International Dividend Income Fund	4,748,439	4,530,108	—	—	—	—
International Opportunities Fund	3,518,756	5,975,627	483,875	—	—	323,750

5. TRANSACTIONS WITH AFFILIATED ISSUERS

An affiliated issuer is one in which a Fund has ownership of at least 5% of the outstanding voting securities of the underlying issuer at any point during the fiscal year or any company which is under common ownership or control. Alpha Strategy Fund had the following transactions with affiliated issuers (i.e. the Underlying Funds) during the period ended July 31, 2017:

Notes to Schedule of Investments (unaudited)(concluded)

Alpha Strategy Fund

Affiliated Issuer	Balance of Shares Held at 10/31/2016	Gross Additions	Gross Sales	Balance of Shares Held at 7/31/2017	Fair Value at 7/31/2017	Net Realized Gain 11/1/2016 to 7/31/2017		Dividend Income 11/1/2016 to 7/31/2017
Lord Abbett Developing Growth Fund, Inc. - Class I	10,921,383	45,517	(1,551,253)	9,415,647	$221,738,491	$12,092,272		$—
Lord Abbett Securities Trust - International Opportunities Fund - Class I	13,654,913	132,107	(2,621,584)	11,165,436	225,095,192	20,833,179		2,097,861
Lord Abbett Securities Trust - Micro-Cap Growth Fund - Class I	7,678,517	79,005	(1,636,386)	6,121,136	112,200,414	3,737,138		—
Lord Abbett Securities Trust - Micro-Cap Value Fund - Class I	3,250,885	567,842	(621,996)	3,196,731	111,470,011	26,893,964	(a)	—
Lord Abbett Research Fund, Inc. - Small-Cap Value Fund - Class I	8,867,080	1,027,846	(1,255,196)	8,639,730	221,004,302	28,266,599	(b)	—
Lord Abbett Securities Trust - Value Opportunities Fund - Class I	11,450,885	665,224	(1,475,006)	10,641,103	221,334,943	22,190,474	(c)	417,580
Total					$1,112,843,353	$114,013,626		$2,515,441

(a) Includes $18,937,557 of distributed capital gains.

(b) Includes $26,120,063 of distributed capital gains.

(c) Includes $12,813,715 of distributed capital gains.

Investments in Underlying Funds (unaudited)

Alpha Strategy Fund invests in Underlying Funds managed by Lord Abbett. As of July 31, 2017, Alpha Strategy Fund’s long-term investments were allocated among the Underlying Funds as follows:

Underlying Fund Name	% of Investments
Lord Abbett Developing Growth Fund, Inc.-Class I	19.93%
Lord Abbett Securities Trust-International Opportunities Fund-Class I	20.22%
Lord Abbett Securities Trust-Micro-Cap Growth Fund-Class I	10.08%
Lord Abbett Securities Trust-Micro-Cap Value Fund-Class I	10.02%
Lord Abbett Research Fund, Inc.-Small-Cap Value Fund-Class I	19.86%
Lord Abbett Securities Trust-Value Opportunities Fund-Class I	19.89%

The Ten Largest Holdings and the Holdings by Sector, as of July 31, 2017, for each Underlying Fund are presented below. Each Underlying Fund’s annual and semiannual reports, which are sent to shareholders and filed with the SEC, contain information about the Underlying Fund’s portfolio holdings, including a complete schedule of holdings. A complete schedule of holdings for each Underlying Fund is also filed with the SEC on Form N-Q as of the end of each respective Underlying Fund’s first and third quarters. In addition, on or about the first day of the second month following each calendar quarter-end, each Fund makes publicly available a complete schedule of its portfolio holdings as of the last day of each such quarter. The information for the most recently ended calendar quarter may be viewed at www.lordabbett.com or requested at no charge by calling Lord Abbett at 888-522-2388.

Lord Abbett Developing Growth Fund, Inc.

Ten Largest Holdings	% of Investments
Planet Fitness, Inc. Class A	2.07%
Trade Desk, Inc. (The) Class A	2.01%
Exact Sciences Corp.	2.00%
Dave & Buster’s Entertainment, Inc.	1.99%
Live Nation Entertainment, Inc.	1.98%
2U, Inc.	1.83%
Penumbra, Inc.	1.76%
Blueprint Medicines Corp.	1.74%
Universal Display Corp.	1.73%
Insulet Corp.	1.67%

Holdings by Sector*	% of Investments
Consumer Discretionary	15.38%
Energy	1.56%
Financials	11.03%
Health Care	22.99%
Industrials	15.24%
Information Technology	30.54%
Materials	1.93%
Real Estate	0.45%
Repurchase Agreement	0.88%
Total	100.00%

*          A sector may comprise several industries.

Investments in Underlying Funds (unaudited)(continued)

Lord Abbett Securities Trust – International Opportunities Fund

Ten Largest Holdings	% of Investments
Cairn Homes plc	1.54%
Banco del Bajio SA	1.43%
Loomis AB Class B	1.37%
Rheinmetall AG	1.36%
ASR Nederland NV	1.35%
Anima Holding SpA	1.35%
Man Group plc	1.33%
Bravida Holding AB	1.24%
SHO-BOND Holdings Co., Ltd.	1.23%
Aalberts Industries NV	1.20%

Holdings by Sector*	% of Investments
Consumer Discretionary	17.22%
Consumer Staples	4.81%
Energy	3.47%
Financials	17.02%
Health Care	4.22%
Industrials	18.94%
Information Technology	11.89%
Materials	7.76%
Real Estate	7.33%
Telecommunication Services	1.01%
Utilities	3.11%
Repurchase Agreement	3.22%
Total	100.00%

*          A sector may comprise several industries.

Investments in Underlying Funds (unaudited)(continued)

Lord Abbett Securities Trust – Micro Cap Growth Fund

Ten Largest Holdings	% of Investments
Control4 Corp.	3.07%
NV5 Global, Inc.	2.86%
Applied Optoelectronics, Inc.	2.64%
Malibu Boats, Inc. Class A	2.55%
Five9, Inc.	2.42%
iRhythm Technologies, Inc.	2.26%
Chegg, Inc.	2.23%
CenterState Banks, Inc.	2.19%
LGI Homes, Inc.	2.11%
Dynavax Technologies Corp.	2.09%

Holdings by Sector*	% of Investments
Consumer Discretionary	14.62%
Consumer Staples	1.32%
Energy	1.80%
Financials	10.47%
Health Care	30.94%
Industrials	12.15%
Information Technology	25.73%
Materials	2.55%
Repurchase Agreement	0.42%
Total	100.00%

*          A sector may comprise several industries.

Investments in Underlying Funds (unaudited)(continued)

Lord Abbett Securities Trust – Micro Cap Value Fund

Ten Largest Holdings	% of Investments
National Commerce Corp.	5.59%
First Merchants Corp.	5.44%
Cott Corp.	4.09%
Donnelley Financial Solutions, Inc.	3.55%
Chase Corp.	3.28%
Primoris Services Corp.	3.22%
Seacoast Banking Corp. of Florida	3.11%
Milacron Holdings Corp.	3.07%
Orbotech Ltd.	3.06%
Connecticut Water Service, Inc.	3.00%

Holdings by Sector*	% of Investments
Consumer Discretionary	9.71%
Consumer Staples	4.09%
Energy	4.58%
Financials	27.56%
Health Care	1.21%
Industrials	26.25%
Information Technology	9.27%
Materials	5.78%
Real Estate	3.50%
Utilities	5.79%
Repurchase Agreement	2.26%
Total	100.00%

*          A sector may comprise several industries.

Investments in Underlying Funds (unaudited)(continued)

Lord Abbett Research Fund, Inc. – Small Cap Value Fund

Ten Largest Holdings	% of Investments
First Merchants Corp.	3.79%
Black Hills Corp.	3.08%
Orbotech Ltd.	2.73%
IDACORP, Inc.	2.59%
First Industrial Realty Trust, Inc.	2.54%
Littelfuse, Inc.	2.31%
Milacron Holdings Corp.	2.13%
Primoris Services Corp.	2.05%
Western Alliance Bancorp	1.94%
Chemical Financial Corp.	1.91%

Holdings by Sector*	% of Investments
Consumer Discretionary	14.47%
Consumer Staples	1.32%
Energy	5.26%
Financials	17.11%
Health Care	9.21%
Industrials	21.05%
Information Technology	14.48%
Materials	7.89%
Real Estate	5.26%
Utilities	2.63%
Repurchase Agreement	1.32%
Total	100.00%

*          A sector may comprise several industries.

Investments in Underlying Funds (unaudited)(concluded)

Lord Abbett Securities Trust – Value Opportunities Fund

Ten Largest Holdings	% of Investments
Western Alliance Bancorp	2.41%
Cooper Cos., Inc. (The)	2.22%
East West Bancorp, Inc.	2.08%
Raymond James Financial, Inc..	2.07%
Reliance Steel & Aluminum Co.	1.80%
MACOM Technology Solutions Holdings, Inc.	1.80%
Belden, Inc.	1.80%
Booz Allen Hamilton Holding Corp.	1.77%
Arch Capital Group Ltd.	1.74%
Steven Madden Ltd.	1.69%

Holdings by Sector*	% of Investments
Consumer Discretionary	9.74%
Consumer Staples	1.51%
Energy	4.44%
Financials	19.59%
Health Care	10.62%
Industrials	14.30%
Information Technology	16.31%
Materials	9.15%
Real Estate	4.45%
Telecommunication Services	1.34%
Utilities	5.75%
Repurchase Agreement	2.80%
Total	100.00%

*          A sector may comprise several industries.

Item 2: Controls and Procedures.

(a)	Based on their evaluation of the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days prior to the filing date of this report, the Chief Executive Officer and Chief Financial Officer of the Registrant have concluded that such disclosure controls and procedures are reasonably designed and effective to ensure that material information relating to the Registrant, including its consolidated subsidiaries, is made known to them by others within those entities.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3: Exhibits.

Certification of each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 is attached hereto as a part of EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

LORD ABBETT SECURITIES TRUST

By:	/s/ Daria L. Foster
Daria L. Foster
President and Chief Executive Officer

Date: September 22, 2017

By:	/s/ Bernard J. Grzelak
Bernard J. Grzelak
Chief Financial Officer and Vice President

Date: September 22, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Daria L. Foster
Daria L. Foster
President and Chief Executive Officer

Date: September 22, 2017

By:	/s/ Bernard J. Grzelak
Bernard J. Grzelak
Chief Financial Officer and Vice President

Date: September 22, 2017